UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-5162

Exact name of registrant as specified in charter:	Delaware VIP Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Balanced Series

September 30, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 61.72%
Consumer Discretionary – 5.63%
Gap	30,200	$556,888
Limited Brands	24,400	558,516
Mattel	23,600	553,656
		1,669,060
Consumer Staples – 5.58%
Heinz (H.J.)	11,900	549,780
*Kimberly-Clark	7,800	548,028
Safeway	16,800	556,248
		1,654,056
Energy – 3.73%
Chevron	5,900	552,122
ConocoPhillips	6,300	552,951
		1,105,073
Financials – 15.24%
Allstate	10,600	606,214
Chubb	10,900	584,676
Discover Financial Services	23,850	496,080
Hartford Financial Services Group	6,000	555,300
Huntington Bancshares	32,100	545,058
Morgan Stanley	9,000	567,000
Wachovia	12,000	601,800
Washington Mutual	15,900	561,429
		4,517,557
Health Care – 10.93%
Abbott Laboratories	10,200	546,924
Baxter International	9,900	557,172
Bristol-Myers Squibb	19,100	550,462
Merck	10,500	542,745
Pfizer	23,000	561,890
Wyeth	10,800	481,140
		3,240,333
Industrials – 3.59%
Donnelley (R.R.) & Sons	13,600	497,216
Waste Management	15,000	566,100
		1,063,316
Information Technology – 9.43%
Hewlett-Packard	10,900	542,711
Intel	21,100	545,646
*International Business Machines	4,700	553,660
Motorola	32,500	602,225
†Xerox	31,800	551,412
		2,795,654
Materials – 1.97%
duPont (E.I.) deNemours	11,800	584,808
		584,808
Media – 0.01%
†Adelphia	5,000	875
†Adelphia Recovery Trust Series ACC-1	4,907	358
†Adelphia Recovery Trust Series Arahova	2,175	1,022
†Century Communications	5,000	4
†Time Warner Cable Class A	6	197
		2,456
Telecommunications – 3.71%
AT&T	12,900	545,799
Verizon Communications	12,500	553,500
		1,099,299
Utilities – 1.90%
*Progress Energy	12,000	562,200
		562,200
Total Common Stock (cost $15,089,101)		18,293,812

Convertible Preferred Stock – 0.09%
•Citigroup Funding 4.943% exercise price $29.50, expiration date 9/27/08	900	26,424
Total Convertible Preferred Stock (cost $28,488)		26,424

Preferred Stock – 0.07%
Nexen 7.35%	790	19,750
Total Preferred Stock (cost $19,750)		19,750

	Principal
	Amount
	(U.S. $)
Agency Asset-Backed Securities – 0.01%
•Fannie Mae Whole Loan Series 2002-W11 AV1 5.47% 11/25/32	$ 2,028	2,028
Total Agency Asset-Backed Securities (cost $2,029)		2,028

Agency Collateralized Mortgage Obligations – 2.14%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	17,343	18,094
Series 2003-122 AJ 4.50% 2/25/28	16,921	16,592
•Series 2006-M2 A2F 5.259% 5/25/20	60,000	58,456
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	14,539	15,679
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	24,864	25,696
Series 2004-W11 1A2 6.50% 5/25/44	25,849	26,726
Freddie Mac
Series 1730 Z 7.00% 5/15/24	14,797	15,571
Series 2326 ZQ 6.50% 6/15/31	69,291	72,680
Series 2662 MA 4.50% 10/15/31	31,877	31,450
Series 2694 QG 4.50% 1/15/29	30,000	29,283
Series 2872 GC 5.00% 11/15/29	40,000	39,364
Series 3005 ED 5.00% 7/15/25	40,000	37,515
Series 3022 MB 5.00% 12/15/28	30,000	29,854
Series 3063 PC 5.00% 2/15/29	60,000	59,741
Series 3113 QA 5.00% 11/15/25	38,679	38,739
Series 3173 PE 6.00% 4/15/35	70,000	70,717
Series 3337 PB 5.50% 7/15/30	20,000	19,875
tFreddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	27,501	28,213
Total Agency Collateralized Mortgage Obligations (cost $637,935)		634,245

Agency Mortgage-Backed Securities – 6.47%
Fannie Mae 6.50% 8/1/17	19,949	20,328
•Fannie Mae ARM 5.962% 8/1/37	54,379	54,266
Fannie Mae Relocation 30 yr 5.00% 11/1/34	31,081	29,949
Fannie Mae S.F. 15 yr TBA
4.50% 10/1/22	70,000	67,419
5.00% 10/1/22	150,000	147,023
6.00% 10/1/22	110,000	111,461
Fannie Mae S.F. 30 yr
5.50% 3/1/29	63,947	62,950
5.50% 4/1/29	73,514	72,368
*5.50% 7/1/37	386,218	378,299
7.50% 6/1/31	22,397	23,442
9.50% 6/1/19	3,792	4,015
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/37	365,000	348,176
5.50% 10/1/37	60,000	59,859
5.50% 10/25/37	220,000	215,463
•Freddie Mac ARM
5.69% 7/1/36	20,895	21,084
5.833% 4/1/34	13,184	13,293
Freddie Mac S.F. 15 yr
4.00% 2/1/14	48,610	47,453
5.00% 6/1/18	18,044	17,748
Freddie Mac S.F. 30 yr 7.00% 11/1/33	12,406	12,880
Freddie Mac S.F. 30 yr TBA 6.00% 10/1/37	65,000	65,071
GNMA S.F. 30 yr 7.50% 1/15/32	5,189	5,445
GNMA S.F. 30 yr TBA
5.50% 10/1/37	70,000	69,027
6.00% 10/25/37	70,000	70,448
Total Agency Mortgage-Backed Securities (cost $1,917,877)		1,917,467

Agency Obligations – 1.16%
Fannie Mae
4.75% 3/12/10	60,000	60,479
*4.875% 5/18/12	25,000	25,310
^5.377% 10/9/19	230,000	122,290
Federal Home Loan Bank System 4.50% 10/9/09	25,000	25,062
^Resolution Funding Interest Strip 5.24% 10/15/25	275,000	110,089
Total Agency Obligations (cost $339,879)		343,230

Commercial Mortgage-Backed Securities – 3.46%
Bank of America Commercial Mortgage
•Series 2004-3 A5 5.316% 6/10/39	30,000	30,130
•Series 2005-6 AM 5.181% 9/10/47	15,000	14,573
•Series 2006-3 A4 5.889% 7/10/44	30,000	30,737
Series 2006-4 A4 5.634% 7/10/46	10,000	10,064
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	40,000	40,252
•Citigroup Commercial Mortgage Trust Series 2007-C6 A4 5.70% 12/10/49	20,000	20,219
tCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	27,779	28,766
Series 2006-C7 A2 5.69% 6/10/46	25,000	25,380
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.555% 2/15/39	15,000	15,072
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	25,000	24,533
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	1,622	1,619
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	10,000	10,401
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	23,608	23,649
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	50,000	52,103
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	20,000	19,864
Series 2006-GG8 A4 5.56% 11/10/39	40,000	40,030
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	25,000	24,705
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	35,000	35,224
Series 2003-C1 A2 4.985% 1/12/37	68,000	67,098
•#Series 2006-RR1A A1 144A 5.455% 10/18/52	25,000	23,785
Series 2007-CB18 A4 5.44% 6/12/47	50,000	49,313
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	7,942	7,984
Series 2002-C1 A4 6.462% 3/15/31	55,000	57,773
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.659% 5/12/39	35,000	35,412
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5 A1 4.275% 8/12/48	46,627	45,845
Series 2007-5 A4 5.378% 8/12/48	20,000	19,649
•Morgan Stanley Capital I Series 2007-IQ14 A4 5.692% 4/15/49	25,000	25,044
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	60,000	59,117
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	45,000	44,014
Series 2006-1 B 5.588% 2/15/36	25,000	24,867
Series 2006-1 C 5.707% 2/15/36	25,000	24,754
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	15,000	14,923
Series 2006-C28 A2 5.50% 10/15/48	40,000	40,309
Series 2007-C30 A3 5.246% 12/15/43	40,000	39,789
Total Commercial Mortgage-Backed Securities (cost $1,043,051)		1,026,997

Convertible Bonds – 0.19%
•U.S. Bancorp 3.838% 9/20/36 exercise price $38.28, expiration date 9/20/36	35,000	35,046
*•Wyeth 4.886% 1/15/24 exercise price $60.39, expiration date 1/15/24	20,000	21,175
Total Convertible Bonds (cost $56,330)		56,221

Corporate Bonds – 9.53%
Banking – 0.81%
Bank of America 6.50% 9/15/37	35,000	36,444
Bank One 5.90% 11/15/11	10,000	10,190
Citigroup
5.00% 9/15/14	15,000	14,480
5.875% 5/29/37	25,000	24,181
JPMorgan Chase 5.75% 1/2/13	15,000	15,229
JPMorgan Chase Capital XXV 6.80% 10/1/37	40,000	40,189
•Marshall & Ilsley Bank 5.85% 12/4/12	10,000	10,022

Popular North America
4.25% 4/1/08	55,000	54,643
•5.76% 4/6/09	25,000	25,125
Popular North America Capital Trust I 6.564% 9/15/34	10,000	8,554
		239,057
Basic Industry – 0.33%
Georgia-Pacific 8.875% 5/15/31	1,000	1,008
Lubrizol 4.625% 10/1/09	30,000	29,769
Potlatch 13.00% 12/1/09	5,000	5,661
Rohm & Haas 5.60% 3/15/13	31,000	30,943
United States Steel 6.05% 6/1/17	15,000	14,380
Vale Overseas 6.25% 1/23/17	15,000	15,243
		97,004
Brokerage – 0.66%
AMVESCAP
4.50% 12/15/09	55,000	54,737
5.625% 4/17/12	25,000	25,188
Bear Stearns 5.85% 7/19/10	25,000	25,179
Goldman Sachs Group 6.75% 10/1/37	60,000	60,580
Jefferies Group 6.45% 6/8/27	20,000	18,842
LaBranche 11.00% 5/15/12	1,000	1,008
Lazard Group 6.85% 6/15/17	10,000	9,856
		195,390
Capital Goods – 0.27%
Caterpillar 6.05% 8/15/36	5,000	5,023
Geo Subordinate 11.00% 5/15/12	5,000	4,975
Interface 10.375% 2/1/10	5,000	5,300
•Masco 6.004% 3/12/10	20,000	19,748
Pactiv
5.875% 7/15/12	10,000	10,136
6.40% 1/15/18	5,000	5,096
#Tyco Electronics Group 144A 7.125% 10/1/37	30,000	31,189
		81,467
Communications – 1.76%
American Tower 7.125% 10/15/12	5,000	5,138
AT&T 8.00% 11/15/31	5,000	6,102
AT&T Wireless 8.125% 5/1/12	50,000	55,496
BellSouth 4.20% 9/15/09	25,000	24,630
CCH I Holdings 13.50% 1/15/14	2,000	1,970
Charter Communications Holdings 13.50% 1/15/11	5,000	5,031
Citizens Communications 7.125% 3/15/19	5,000	4,950
Comcast
•5.66% 7/14/09	15,000	14,932
6.30% 11/15/17	35,000	35,641
Cox Communications 4.625% 1/15/10	25,000	24,717
Embarq 7.082% 6/1/16	35,000	36,343
Hughes Network Systems/Finance 9.50% 4/15/14	2,000	2,025
Insight Communications 12.25% 2/15/11	5,000	5,188
Insight Midwest 9.75% 10/1/09	1,000	1,004
•Qwest 8.944% 6/15/13	5,000	5,363
#RH Donnelley 144A 8.875% 10/15/17	5,000	5,100
Rural Cellular 9.875% 2/1/10	5,000	5,250
Sprint Capital 7.625% 1/30/11	35,000	37,139
•Sprint Nextel 5.598% 6/28/10	15,000	15,004
Telecom Italia Capital
4.00% 1/15/10	30,000	29,224
•5.97% 7/18/11	15,000	14,922
Telefonica Emisiones 5.984% 6/20/11	75,000	76,368
Telefonos de Mexico 4.50% 11/19/08	15,000	14,941
THOMSON 5.70% 10/1/14	30,000	29,789
#Time Warner Cable 144A 5.40% 7/2/12	45,000	44,493
Viacom
5.75% 4/30/11	10,000	10,105
•6.044% 6/16/09	10,000	9,966
		520,831
Consumer Cyclical – 0.51%
CVS Caremark
4.875% 9/15/14	10,000	9,520
5.75% 6/1/17	15,000	14,667
•DaimlerChrysler Holding 5.81% 8/3/09	30,000	29,765

Global Cash Access 8.75% 3/15/12	1,000	1,040
GMAC 6.875% 9/15/11	32,000	30,478
*Kohl's 6.25% 12/15/17	15,000	15,012
Majestic Star Casino 9.50% 10/15/10	5,000	4,825
Penney (J.C.)
6.375% 10/15/36	5,000	4,693
8.00% 3/1/10	15,000	15,971
Starwood Hotels & Resorts Worldwide 6.25% 2/15/13	20,000	20,096
Wheeling Island Gaming 10.125% 12/15/09	5,000	5,038
		151,105
Consumer Non-Cyclical – 0.59%
#Amgen 144A
5.85% 6/1/17	20,000	19,846
6.375% 6/1/37	36,000	35,665
CRC Health 10.75% 2/1/16	5,000	5,275
Kraft Foods 4.125% 11/12/09	15,000	14,748
Kroger 6.375% 3/1/08	30,000	30,105
Safeway 6.35% 8/15/17	10,000	10,179
UST 6.625% 7/15/12	10,000	10,434
Wyeth 5.50% 2/1/14	50,000	49,785
		176,037
Electric – 1.05%
•Alabama Power Capital Trust IV 4.75% 10/1/42	55,000	55,001
Appalachian Power 5.65% 8/15/12	5,000	5,039
‡#Calpine 144A 8.496% 7/15/09	196	206
Commonwealth Edison
5.95% 8/15/16	45,000	44,923
6.15% 9/15/17	10,000	10,078
Consolidated Edison 6.30% 8/15/37	15,000	15,093
Dominion Resources 5.687% 5/15/08	20,000	20,012
FPL Group Capital
5.625% 9/1/11	25,000	25,342
•6.65% 6/15/67	10,000	9,650
•Nisource Finance 6.064% 11/23/09	20,000	19,850
Orion Power Holdings 12.00% 5/1/10	5,000	5,500
Pepco Holdings
6.125% 6/1/17	10,000	10,050
•6.246% 6/1/10	30,000	30,076
#Power Contract Financing 144A 6.256% 2/1/10	11,083	11,255
Public Service 6.25% 9/1/37	10,000	10,186
Southwestern Public Service 6.00% 10/1/36	30,000	28,567
Wisconsin Power & Light 6.375% 8/15/37	10,000	10,218
		311,046
Energy – 0.57%
Apache 5.25% 4/15/13	15,000	14,934
#Canadian Oil Sands 144A 4.80% 8/10/09	35,000	34,794
Devon Energy 7.95% 4/15/32	5,000	5,977
EnCana 6.625% 8/15/37	5,000	5,146
Enterprise Products Operating 5.60% 10/15/14	15,000	14,714
Nexen 6.40% 5/15/37	11,000	10,724
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	25,000	24,939
Seitel 9.75% 2/15/14	5,000	4,750
Suncor Energy 6.50% 6/15/38	30,000	30,794
Whiting Petroleum 7.25% 5/1/13	5,000	4,900
Williams 7.50% 1/15/31	1,000	1,043
XTO Energy
6.25% 8/1/17	10,000	10,171
6.75% 8/1/37	5,000	5,234
		168,120
Finance Companies – 0.93%
•American Express 6.80% 9/1/66	30,000	30,795
#Capmark Financial Group 144A
5.875% 5/10/12	15,000	13,674
6.30% 5/10/17	50,000	43,590
FTI Consulting 7.625% 6/15/13	5,000	5,150
General Electric Capital 5.625% 9/15/17	20,000	20,032
International Lease Finance
5.75% 6/15/11	25,000	25,250
5.875% 5/1/13	10,000	10,051

Residential Capital
•*6.224% 6/9/08	5,000	4,606
7.125% 11/21/08	30,000	26,857
•7.80% 11/21/08	10,000	8,988
SLM 5.40% 10/25/11	64,000	59,805
Washington Mutual
5.25% 9/15/17	15,000	13,791
5.50% 8/24/11	15,000	14,822
		277,411
Industrial - Other – 0.02%
#Mobile Services Group 144A 9.75% 8/1/14	5,000	5,025
		5,025
Insurance – 0.76%
Berkshire Hathaway Finance 4.85% 1/15/15	15,000	14,420
#Farmers Insurance Exchange 144A 8.625% 5/1/24	70,000	80,426
Montpelier Re Holdings 6.125% 8/15/13	5,000	4,967
#Nippon Life Insurance 144A 4.875% 8/9/10	35,000	34,707
Unitrin 6.00% 5/15/17	25,000	24,353
WellPoint
4.25% 12/15/09	25,000	24,639
5.00% 12/15/14	18,000	17,161
5.875% 6/15/17	5,000	4,974
6.375% 6/15/37	20,000	19,892
		225,539
Natural Gas – 0.91%
#Dynergy Holdings 144A 7.75% 6/1/19	2,000	1,923
Enterprise Products Operating
4.00% 10/15/07	50,000	49,975
4.625% 10/15/09	40,000	39,684
Inergy Finance 6.875% 12/15/14	5,000	4,850
Kinder Morgan Energy Partners 5.125% 11/15/14	15,000	14,287
ONEOK 5.51% 2/16/08	25,000	24,988
Southern Union 6.15% 8/16/08	50,000	50,190
Valero Energy 6.625% 6/15/37	5,000	5,091
Valero Logistics Operations 6.05% 3/15/13	80,000	80,408
		271,396
Real Estate – 0.22%
BF Saul REIT 7.50% 3/1/14	5,000	4,675
HRPT Properties Trust 6.25% 6/15/17	15,000	14,451
iStar Financial
5.15% 3/1/12	10,000	9,262
5.875% 3/15/16	20,000	17,928
Regency Centers 5.875% 6/15/17	20,000	19,336
		65,652
Technology – 0.03%
Xerox 5.50% 5/15/12	10,000	9,914
		9,914
Transportation – 0.11%
Continental Airlines 6.503% 6/15/11	20,000	20,057
Hertz 8.875% 1/1/14	10,000	10,350
Kansas City Southern Railway 9.50% 10/1/08	1,000	1,026
		31,433
Total Corporate Bonds (cost $2,815,625)		2,826,427

Foreign Agencies – 0.12%
Pemex Project Funding Master Trust 6.125% 8/15/08	35,000	35,263
Total Foreign Agencies (cost $35,095)		35,263

Municipal Bonds – 0.96%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	55,000	57,921
California State 5.00% 2/1/33	20,000	20,266
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	20,000	20,747
Illinois State Taxable Pension 5.10% 6/1/33	30,000	28,158
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	40,000	41,887
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	35,000	36,617
Oregon State Taxable Pension 5.892% 6/1/27	35,000	36,223
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	15,000	14,705
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47	30,000	29,278
Total Municipal Bonds (cost $282,887)		285,802

Non-Agency Asset-Backed Securities – 3.98%
•Bank of America Credit Card Trust Series 2006-A10 A10 5.73% 2/15/12	380,000	378,199

Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	25,000	25,041
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	25,000	25,065
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	10,000	10,061
•Citibank Credit Card Issuance Trust Series 2007-A6 A6 5.35% 7/12/12	300,000	297,757
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	30,000	30,000
•Countrywide Asset-Backed Certificates
Series 2006-3 2A2 5.31% 6/25/36	35,000	34,116
Series 2006-S7 A3 5.712% 11/25/35	25,000	24,506
Series 2006-S9 A3 5.728% 8/25/36	35,000	34,672
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	25,000	24,594
Harley-Davidson Motorcycle Trust Series 2005-2 A2 4.07% 2/15/12	25,000	24,757
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	10,000	10,000
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	21,588	20,779
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 5.29% 3/25/37	25,000	24,016
Mid-State Trust
Series 11 A1 4.864% 7/15/38	17,501	16,361
Series 2004-1 A 6.005% 8/15/37	9,115	9,335
#Series 2006-1 A 144A 5.787% 10/15/40	21,823	20,684
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	16,028	15,965
Series 2007-2 AF2 5.675% 6/25/37	25,000	24,820
Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	22,603	21,935
•#SLM Student Loan Trust Series 2003-4 A5C 144A 5.854% 3/15/33	35,000	35,018
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	28,707	25,908
Series 2004-16XS A2 4.91% 8/25/34	4,992	4,972
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	40,000	40,050
Total Non-Agency Asset-Backed Securities (cost $1,189,266)		1,178,611

Non-Agency Collateralized Mortgage Obligations – 9.24%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.416% 1/25/36	33,153	31,961
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	35,000	34,135
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	59,165	58,481
Series 2004-2 1A1 6.00% 3/25/34	33,337	32,952
Series 2005-3 2A1 5.50% 4/25/20	34,049	33,624
Series 2005-5 2CB1 6.00% 6/25/35	35,072	34,667
Series 2005-9 5A1 5.50% 10/25/20	22,542	22,261
•Bank of America Funding Securities Series 2006-F 1A2 5.165% 7/20/36	41,057	40,934
Bank of America Mortgage Securities
•Series 2003-D 1A2 7.281% 5/25/33	302	304
Series 2005-9 2A1 4.75% 10/25/20	37,792	36,718
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.159% 5/25/36	41,401	41,918
Series 2006-3 34A1 6.167% 5/25/36	43,063	43,206
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	72,300	70,245
Citicorp Mortgage Securities Series 2006-3 1A4 6.00% 6/25/36	35,000	34,106
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	16,348	16,159
•Series 2004-J7 1A2 4.673% 8/25/34	8,627	8,602
•Series 2005-63 3A1 5.89% 11/25/35	45,111	45,376
Series 2006-2CB A3 5.50% 3/25/36	33,748	33,735
tCountrywide Home Loan Mortgage Pass Through Trust
•Series 2004-12 1M 5.111% 8/25/34	27,985	27,935
Series 2005-23 A1 5.50% 11/25/35	20,821	20,242
Series 2005-29 A1 5.75% 12/25/35	50,898	49,450
Series 2006-1 A2 6.00% 3/25/36	35,537	35,315
Series 2006-17 A5 6.00% 12/25/36	22,890	23,054
•Series 2006-HYB3 3A1A 6.096% 5/20/36	44,184	45,170
•Series 2006-HYB4 1A2 5.641% 6/20/36	28,906	29,236
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	11,130	11,409
Series 2004-1 3A1 7.00% 2/25/34	7,861	8,058
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	15,365	16,262
•Series 2004-AR5 4A1 5.70% 10/25/34	30,833	30,830
•Series 2007-AR2 1A1 5.863% 8/25/37	19,510	19,437
Series 2007-AR3 2A2 6.327% 10/25/37	60,000	60,206
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.183% 5/25/35	37,525	37,160

#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	27,482	29,121
Series 2005-RP1 1A3 8.00% 1/25/35	20,802	22,263
Series 2005-RP1 1A4 8.50% 1/25/35	11,536	12,428
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	37,508	37,074
•Indymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.847% 12/25/35	36,324	36,556
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.779% 2/25/35	38,917	38,241
Series 2005-A4 1A1 5.399% 7/25/35	46,205	46,028
Series 2005-A6 1A2 5.138% 9/25/35	60,000	57,989
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	34,028	34,045
Series 2006-1 3A3 5.50% 2/25/36	38,138	38,131
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.904% 12/25/33	15,584	15,962
Series 2005-1 B1 5.416% 3/25/35	39,407	39,294
Series 2005-6 7A1 5.328% 6/25/35	27,813	27,675
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33	5,781	5,935
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	32,759	34,938
Series 2005-2 1A4 8.00% 5/25/35	14,356	15,390
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	21,312	21,218
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	65,000	63,881
•Series 2006-AF1 1A2 6.159% 5/25/36	60,000	59,437
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	15,750	15,775
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	8,181	8,332
Series 2004-SL4 A3 6.50% 7/25/32	23,658	24,272
Series 2005-SL1 A2 6.00% 5/25/32	27,447	27,968
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.04% 9/25/36	39,761	40,232
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	34,247	34,210
Series 2005-3XS A2 5.38% 1/25/35	6,576	6,576
Series 2006-5 5A4 5.544% 6/25/36	27,099	27,007
Structured Asset Securities
•Series 2002-22H 1A 6.943% 11/25/32	9,699	9,852
Series 2004-12H 1A 6.00% 5/25/34	33,550	33,445
tWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	47,620	47,025
Series 2006-5 2CB3 6.00% 7/25/36	42,763	43,353
•tWashington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 2A3 6.133% 8/25/36	18,113	18,370
Series 2006-AR10 1A1 5.943% 9/25/36	38,037	38,170
Series 2006-AR14 1A4 5.647% 11/25/36	28,184	28,052
Series 2007-HY3 4A1 5.349% 3/25/37	78,538	77,982
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 5.75% 9/25/34	15,120	15,158
Series 2005-11 1A3 5.50% 11/25/35	89,847	87,151
Series 2005-14 2A1 5.50% 12/25/35	63,365	61,603
Series 2005-17 1A1 5.50% 1/25/36	50,388	48,971
Series 2006-7 2A1 6.00% 6/25/36	79,237	78,717
•Series 2006-AR4 1A1 5.858% 4/25/36	65,168	64,467
•Series 2006-AR4 2A1 5.773% 4/25/36	92,091	90,902
•Series 2006-AR6 7A1 5.111% 3/25/36	74,037	72,581
•Series 2006-AR10 5A1 5.597% 7/25/36	36,668	36,611
Series 2007-13 A7 6.00% 9/25/37	34,683	34,098
Total Non-Agency Collateralized Mortgage Obligations (cost $2,750,809)		2,739,634

U.S. Treasury Obligations – 3.93%
*U.S. Treasury Bonds 4.75% 2/15/37	437,000	431,094
U.S. Treasury Inflation Index Notes
¥2.00% 1/15/14	50,730	50,016
*2.00% 1/15/26	52,475	50,130
2.375% 1/15/17	165,266	166,505
3.625% 1/15/08	25,787	25,763
U.S. Treasury Notes
*4.125% 8/31/12	71,000	70,734
*4.75% 8/15/17	280,000	283,850
^U.S. Treasury Strip 4.293% 11/15/13	115,000	88,577
Total U.S. Treasury Obligations (cost $1,149,730)		1,166,669

Total Value of Securities Before Securities Lending Collateral – 103.07%
(cost $27,357,852)		30,552,580

Securities Lending Collateral** – 8.90%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,637,250	2,637,250
Total Securities Lending Collateral (cost $2,637,250)		2,637,250

Total Value of Securities – 111.97%
(cost $29,995,102)		33,189,830©

Obligation to Return Securities Lending Collateral – (8.90%)		(2,637,250)
Liabilities Net of Receivables and Other Assets (See Notes) – (3.07%)		(911,043)
Net Assets Applicable to 1,934,223 Shares Outstanding – 100.00%		$29,641,537

†Non-income producing security for the period ended September 30, 2007.
•Variable rate security. The rate shown is the rate as of September 30, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2007, the aggregate amount of Rule 144A securities equaled $847,541, which represented 2.86% of the Series' net assets. See Note 6 in "Notes".
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡Non-income producing security. Security is currently in default.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
*Fully or partially on loan.
**See Note 5 in “Notes”.
©Includes $2,576,804 of securities loaned.

Summary of Abbreviations
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
IRS – Interest Rate Swap
MBIA – Insured by the Municipal Bond Insurance Association
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
yr – Year

The following futures contracts and swap contracts were outstanding at September 30, 2007:

Futures Contracts1

					Unrealized
Contracts		Notional	Notional		Appreciation
to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)
4	U.S. Treasury 5 year Notes	$427,639	$428,125	12/31/07	$ 486
(6)	U.S. Treasury 10 year Notes	(652,166)	(655,688)	12/31/07	(3,522)
					$ (3,036)

Swap Contracts2

Index Swap Contracts

			Unrealized
Notional Amount	Expiration Date	Description	Depreciation
$50,000	12/31/07	Agreement with Bank of America to receive the notional amount multiplied by the return on the BOFA 10 yr Commercial MBS Index AAA adjusted by a spread of 0.15% and to pay the notional amount multiplied by the fixed rate of 6.78%.	$(976)

Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Best Buy
5 yr CDS	$38,000	0.60%	9/20/12	$ (65)
10 yr CDS	20,000	0.98%	9/20/17	(125)
Rohm & Haas 5.5 yr CDS	31,000	0.37%	3/20/13	(170)
JPMorgan Chase Bank
Embarq 7 yr CDS	10,000	0.77%	9/20/14	48
Merrill Lynch 5 yr CDS	20,000	0.58%	12/20/12	60
Lehman Brothers
Capmark Financial
5 yr CDS	15,000	1.65%	9/20/12	881
5 yr CDS	15,000	2.42%	9/20/12	412
5 yr CDS	30,000	4.25%	9/20/12	(1,402)
Gannet 7 yr CDS	30,000	0.88%	9/20/14	(198)
Home Depot 5 yr CDS	45,000	0.50%	9/20/12	184
New York Times 7 yr CDS	30,000	0.75%	9/20/14	(144)
Sara Lee 7 yr CDS	30,000	0.60%	9/20/14	(416)
V.F. 5 yr CDS	22,500	0.40%	9/20/12	(181)
Washington Mutual 4 yr CDS	225,000	0.85%	9/20/11	1,303
				187

Protection Sold:
JPMorgan Chase Bank
Residential Capital
1 yr CDS	(10,000)	8.75%	9/20/08	(467)
1 yr CDS	(20,000)	8.25%	9/20/08	(1,019)
Lehman Brothers
Best Buy 5 yr CDS	(19,000)	0.61%	9/20/12	81
Best Buy 10 yr CDS	(10,000)	0.99%	9/20/17	70
Reynolds American 5 yr CDS	(60,000)	1.00%	9/20/12	828
				(507)
Total				$(320)

Interest Rate Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Goldman Sachs 5 yr IRS	$415,000	5.36%	5/2/12	$2,618
				$2,618

The use of futures contracts and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust - Delaware VIP Balanced Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Futures contracts are valued at the daily quoted settlement prices. Generally, total return swap contracts, spread swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$30,003,821
Aggregate unrealized appreciation	3,722,056
Aggregate unrealized depreciation	(536,047)
Net unrealized appreciation	$3,186,009

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $19,827,058 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,748,728 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in 2010, and $473,349 expires in 2011.

3. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the purchaser of protection) transfers to another party (the seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2007, the Series entered into CDS contracts as a purchaser of protection and seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized gains or losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

5. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2007, the value of the securities on loan was $2,576,804, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. As of September 30, 2007, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

7. Change in Custodian
On August 9, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15258, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Capital Reserves Series

September 30, 2007

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.18%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	USD	40,166	$40,166
tFreddie Mac Structured Pass Through Securities Series T-30 A5 8.61% 12/25/30		25,489	25,924
Total Agency Asset-Backed Securities (cost $65,267)			66,090

Agency Collateralized Mortgage Obligations – 1.94%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		22,470	24,232
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		51,641	53,368
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28		25,382	24,888
Freddie Mac
Series 2326 ZQ 6.50% 6/15/31		111,932	117,408
Series 2662 MA 4.50% 10/15/31		49,042	48,385
Series 2694 QG 4.50% 1/15/29		25,000	24,403
Series 3113 QA 5.00% 11/15/25		140,792	141,009
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09		106,718	105,596
•Freddie Mac Strip Series 19 F 5.931% 6/1/28		19,936	19,818
tFreddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		55,003	56,426
GNMA
Series 2002-28 B 5.779% 7/16/24		23,133	23,338
Series 2002-61 BA 4.648% 3/16/26		30,609	30,621
•Series 2003-78 B 5.11% 10/16/27		55,000	54,833
Total Agency Collateralized Mortgage Obligations (cost $725,262)			724,325

Agency Mortgage-Backed Securities – 9.86%
Fannie Mae
6.50% 8/1/17		27,429	27,950
6.52% 1/1/08		7,600	7,573
7.00% 11/15/16		60,030	61,911
8.50% 9/20/10		2,665	2,811
9.00% 4/1/09		3,121	3,143
•Fannie Mae ARM
4.792% 11/1/35		458,389	455,868
5.006% 6/1/34		64,732	64,922
5.054% 8/1/35		64,824	63,718
5.417% 10/1/33		87,922	88,888
5.797% 8/1/34		47,834	48,355
6.11% 6/1/36		206,510	209,350
6.179% 7/1/36		194,632	197,587
6.305% 7/1/36		205,105	208,647
6.334% 8/1/36		201,873	204,629
6.34% 4/1/36		93,414	94,786
6.472% 12/1/33		37,644	38,222
Fannie Mae FHAVA 9.00% 6/1/09		22,848	23,284
Fannie Mae Relocation 30 yr
Pool #763656 5.00% 1/1/34		116,970	112,710
Pool #763742 5.00% 1/1/34		101,087	97,492
Fannie Mae S.F. 15 yr
7.50% 3/1/15		9,278	9,597
8.00% 10/1/14		9,559	9,674
8.00% 10/1/16		39,656	41,429
Fannie Mae S.F. 30 yr
7.50% 12/1/10		2,241	2,264
7.50% 6/1/31		23,272	24,358
8.50% 5/1/11		2,233	2,287
8.50% 8/1/12		4,718	4,871
9.00% 7/1/20		36,391	39,042
10.00% 8/1/19		46,730	51,900
•Freddie Mac ARM
5.690% 7/1/36		62,684	63,251
5.833% 4/1/34		18,677	18,832
7.215% 4/1/33		23,081	23,330

Freddie Mac Balloon 5 yr
4.00% 6/1/08	14,668	14,501
4.00% 1/1/09	95,402	94,035
4.50% 1/1/10	172,909	170,434
Freddie Mac Balloon 7 yr
4.50% 10/1/09	98,677	97,546
5.00% 6/1/11	173,709	173,621
5.00% 11/1/11	181,764	181,647
Freddie Mac Relocation 15 yr
3.50% 9/1/18	73,883	68,919
3.50% 10/1/18	11,274	10,516
Freddie Mac S.F. 15 yr
4.00% 11/1/13	106,664	104,243
4.00% 3/1/14	130,767	127,581
5.00% 6/1/18	63,154	62,117
8.00% 5/1/15	38,941	41,032
8.50% 10/1/15	4,734	5,026
Freddie Mac S.F. 30 yr
7.00% 11/1/33	24,812	25,759
9.25% 9/1/08	1,030	1,044
GNMA I S.F. 15 yr
6.00% 1/15/09	2,778	2,805
8.50% 8/15/10	1,940	1,945
GNMA I S.F. 30 yr
*7.00% 12/15/34	79,373	83,352
8.00% 5/15/08	1,951	1,953
11.00% 11/15/10	95,841	100,505
GNMA II S.F. 30 yr
12.00% 6/20/14	5,402	6,191
12.00% 3/20/15	650	736
12.00% 2/20/16	2,093	2,369
Total Agency Mortgage-Backed Securities (cost $3,704,797)		3,680,558

Agency Obligations – 0.84%
Federal Home Loan Bank System 4.50% 10/9/09	75,000	75,186
*Freddie Mac 5.00% 1/16/09	235,000	236,689
Total Agency Obligations (cost $309,735)		311,875

Commercial Mortgage-Backed Securities – 4.25%
•Bank of America Commercial Mortgage Securities Series 2004-3 A5 5.316% 6/10/39	90,000	90,391
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	65,000	65,409
•Citigroup Commercial Mortgage Trust Series 2007-C6 A4 5.70% 12/10/49	60,000	60,656
t#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34	46,298	47,944
#Crown Castle Towers 144A
•Series 2005-1A AFL 6.13% 6/15/35	110,000	109,923
Series 2006-1A B 5.362% 11/15/36	40,000	39,699
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	7,860	7,845
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31	150,000	150,312
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	70,824	70,946
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	45,000	46,805
Goldman Sachs Mortgage Securities II Series 2004-GG2 A3 4.602% 8/10/38	95,000	94,354
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	47,651	47,905
Series 2003-C8 A2 4.207% 11/15/27	150,000	148,498
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	209,820	206,305
•Morgan Stanley Capital I Series 2007-T27 A4 5.651% 6/11/42	95,000	95,817
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	150,000	147,792
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	30,000	29,840
Series 2006-1 C 5.707% 2/15/36	45,000	44,558
•Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42	80,000	79,590
Total Commercial Mortgage-Backed Securities (cost $1,590,217)		1,584,589

Corporate Bonds – 28.14%
Banking – 4.00%
Bank of America 6.25% 4/15/12	280,000	290,391
Bank One 5.90% 11/15/11	140,000	142,666
•Capital One 5.803% 3/13/09	180,000	178,886
Citigroup 4.125% 2/22/10	155,000	152,321
JPMorgan Chase 5.75% 1/2/13	190,000	192,897

Marshall & Ilsley Bank 3.95% 8/14/09	145,000	143,531
Popular North America 4.25% 4/1/08	295,000	293,088
•#Vneshtorgbank 144A 5.956% 8/1/08	100,000	99,125
		1,492,905
Basic Industry – 1.26%
Bowater 9.00% 8/1/09	135,000	127,575
Catalyst Paper 8.625% 6/15/11	65,000	51,025
Grupo Minero Mexico 8.25% 4/1/08	100,000	100,500
Lubrizol 4.625% 10/1/09	120,000	119,076
Weyerhaeuser 5.95% 11/1/08	70,000	70,368
		468,544
Brokerage – 1.58%
AMVESCAP
4.50% 12/15/09	120,000	119,427
5.625% 4/17/12	105,000	105,789
Bear Stearns 5.85% 7/19/10	115,000	115,823
LaBranche
9.50% 5/15/09	150,000	149,250
11.00% 5/15/12	100,000	100,750
		591,039
Capital Goods – 0.29%
•Masco 6.004% 3/12/10	110,000	108,611
		108,611
Communications – 6.38%
AT&T Wireless 8.125% 5/1/12	365,000	405,122
BellSouth 4.20% 9/15/09	90,000	88,668
Cisco Systems 5.25% 2/22/11	190,000	191,915
Comcast Cable Communications 6.20% 11/15/08	295,000	297,963
Cox Communications 4.625% 1/15/10	60,000	59,321
News America Holdings 7.375% 10/17/08	70,000	71,260
Sprint Capital 7.625% 1/30/11	220,000	233,443
•Sprint Nextel 5.598% 6/28/10	290,000	290,073
Telecom Italia Capital
4.00% 1/15/10	150,000	146,121
•5.97% 7/18/11	100,000	99,481
Telefonos de Mexico 4.50% 11/19/08	70,000	69,726
#Time Warner Cable 144A 5.40% 7/2/12	180,000	177,970
Viacom
5.75% 4/30/11	145,000	146,520
•6.044% 6/16/09	105,000	104,647
		2,382,230
Consumer Cyclical – 2.34%
Costco Wholesale 5.30% 3/15/12	120,000	120,491
•DaimlerChrysler Holding 5.81% 8/3/09	135,000	133,941
Ford Motor Credit
5.80% 1/12/09	95,000	91,785
7.80% 6/1/12	130,000	123,787
Fortune Brands 5.125% 1/15/11	70,000	69,449
Home Depot 4.625% 8/15/10	55,000	53,655
Penney (J.C.) 7.375% 8/15/08	145,000	147,119
Starwood Hotels & Resorts Worldwide 6.25% 2/15/13	65,000	65,311
Wal-Mart Stores 6.875% 8/10/09	65,000	67,219
		872,757
Consumer Non-Cyclical – 1.67%
*Constellation Brands 8.125% 1/15/12	75,000	76,688
Fred Meyer 7.45% 3/1/08	70,000	70,566
#HCA 144A 9.125% 11/15/14	40,000	42,300
Kraft Foods 4.125% 11/12/09	120,000	117,983
Reynolds American 6.50% 7/15/10	75,000	77,342
Smithfield Foods 7.75% 7/1/17	25,000	25,750
US Oncology 9.00% 8/15/12	110,000	111,375
UST 6.625% 7/15/12	95,000	99,127
		621,131
Electric – 1.34%
Dominion Resources 5.687% 5/15/08	75,000	75,044
FPL Group Capital 5.625% 9/1/11	70,000	70,958
Pacific Gas & Electric 4.20% 3/1/11	120,000	116,135
Potomac Electric Power 6.25% 10/15/07	75,000	75,004
#Power Contract Financing 144A 6.256% 2/1/10	33,249	33,765
#Power Receivables Finance 144A 6.29% 1/1/12	65,916	67,940
PSEG Funding Trust I 5.381% 11/16/07	60,000	59,916
		498,762

Finance Companies – 4.70%
American Express 5.25% 9/12/11		150,000	149,650
General Electric Capital
*5.50% 4/28/11		365,000	368,709
6.50% 1/27/09	NZD	500,000	369,850
International Lease Finance
4.625% 6/2/08	USD	70,000	69,593
5.75% 6/15/11		150,000	151,501
•#Mizuho JGB Investment Preferred 144A 9.87% 12/29/49		135,000	138,578
Residential Capital
6.125% 11/21/08		215,000	192,474
•6.224% 6/9/08		20,000	18,425
•7.80% 11/21/08		140,000	125,825
Washington Mutual 5.50% 8/24/11		95,000	93,870
•#Xstrata Finance 144A 5.85% 11/13/09		75,000	74,627
			1,753,102
Insurance – 2.30%
Berkshire Hathaway Finance 4.125% 1/15/10		305,000	300,121
#Nippon Life Insurance 144A 4.875% 8/9/10		90,000	89,247
ReliaStar Financial 6.50% 11/15/08		185,000	186,733
Travelers 5.375% 6/15/12		105,000	106,167
WellPoint 4.25% 12/15/09		180,000	177,400
			859,668
Natural Gas – 0.36%
Southern Union 6.15% 8/16/08		135,000	135,514
			135,514
Real Estate – 0.67%
iStar Financial 5.65% 9/15/11		110,000	104,643
Simon Property Group 5.375% 8/28/08		145,000	144,192
			248,835
Technology – 0.59%
Sungard Data Systems 9.125% 8/15/13		74,000	77,330
Xerox 5.50% 5/15/12		145,000	143,758
			221,088
Transportation – 0.66%
Continental Airlines 6.503% 6/15/11		245,000	245,690
			245,690
Total Corporate Bonds (cost $10,578,387)			10,499,876

Foreign Agencies – 0.34%
Pemex Project Funding Master Trust 6.125% 8/15/08		125,000	125,938
Total Foreign Agencies (cost $125,338)			125,938

Non-Agency Asset-Backed Securities – 18.48%
Ameriquest Mortgage Securities
Series 2003-5 A4 4.272% 4/25/33		465	464
Series 2003-11 AF6 5.14% 1/25/34		65,000	63,245
•Series 2006-R1 A2C 5.32% 3/25/36		100,000	98,436
Argent Securities Series 2003-W5 AF4 4.66% 10/25/33		11,699	11,614
•Bank of America Credit Card Trust Series 2006-A10 A10 5.73% 2/15/12		1,150,000	1,144,554
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		90,000	90,148
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12		30,000	30,183
Centex Home Equity Series 2005-D AF4 5.27% 10/25/35		155,000	153,652
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-3 1A6 4.707% 9/25/13		174,073	168,948
Series 2003-2 1A4 3.986% 8/25/29		5,349	5,316
Series 2003-3 1A4 3.303% 11/25/29		76,716	75,599
Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11		220,000	220,002
CIT Equipment Collateral
Series 2005-VT1 A3 4.12% 8/20/08		26,621	26,598
Series 2006-VT2 A3 5.07% 2/20/10		445,000	441,985
•Citibank Credit Card Issuance Trust Series 2007-A7 A7 5.846% 8/20/14		100,000	99,881
CitiFinancial Mortgage Securities Series 2004-1 AF2 2.645% 4/25/34		128,775	124,755
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11		40,000	40,000
Countrywide Asset-Backed Certificates
•Series 2006-1 AF2 5.281% 7/25/36		410,000	407,365
•Series 2006-1 AF3 5.348% 7/25/36		280,000	277,045
•Series 2006-3 2A2 5.31% 6/25/36		135,000	131,589
Series 2006-13 1AF3 5.944% 1/25/37		160,000	159,362
Series 2006-S5 A3 5.762% 6/25/35		115,000	111,406
•Series 2006-S7 A3 5.712% 11/25/35		175,000	171,540
•Series 2006-S9 A3 5.728% 8/25/36		95,000	94,110

#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	33	13
Credit-Based Asset Servicing and Securitization Series 2007-CB1 AF2 5.721% 1/25/37	100,000	99,365
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	100,000	100,693
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	95,000	93,457
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	30,000	30,000
•Indymac Seconds Assets Backed Trust Series 2006-1 A2 5.767% 5/25/36	235,000	233,398
Long Beach Auto Receivables Trust Series 2006-B A3 5.17% 8/15/11	300,000	299,768
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	28,065	27,012
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 5.29% 3/25/37	80,000	76,851
•Morgan Stanley Mortgage Loan Trust Series 2006-12XS A1 5.25% 10/25/36	93,045	93,052
New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33	76,974	76,151
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	18,317	18,245
Series 2006-1 AF3 5.608% 5/25/36	210,000	208,446
Series 2006-2 AF3 5.797% 8/25/36	125,000	124,265
Series 2006-3 AF1 5.917% 11/25/36	113,999	113,548
Series 2006-3 AF2 5.58% 11/25/36	90,000	89,338
Series 2007-2 AF2 5.675% 6/25/37	35,000	34,748
Residential Asset Securities
Series 2002-KS2 AI5 6.779% 4/25/32	34,033	34,209
Series 2003-KS9 AI6 4.71% 11/25/33	63,289	61,418
•Series 2004-KS9 AI3 3.79% 8/25/29	46,771	46,188
•Series 2006-KS3 AI3 5.30% 4/25/36	270,000	261,357
Residential Funding Mortgage Securities II
Series 2001-HS2 A5 7.42% 4/25/31	22,393	22,318
•Series 2006-HSA2 AI2 5.50% 3/25/36	190,000	188,221
#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	50,404	49,683
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	38,959	35,160
Series 2005-4XS 1A2B 4.67% 3/25/35	76,704	76,218
Series 2005-9XS 1A2A 4.84% 6/25/35	95,000	94,466
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	160,000	160,202
Total Non-Agency Asset-Backed Securities (cost $6,953,033)		6,895,587

Non-Agency Collateralized Mortgage Obligations – 15.85%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	80,464	79,534
Series 2004-2 1A1 6.00% 3/25/34	66,674	65,903
Series 2004-11 1CB1 6.00% 12/25/34	36,080	35,663
Series 2005-9 5A1 5.50% 10/25/20	101,441	100,173
•Bank of America Funding Series 2006-H 1A2 5.699% 9/20/46	125,196	126,423
•Bank of America Mortgage Securities Series 2003-D 1A2 7.281% 5/25/33	679	684
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.16% 5/25/36	94,093	95,269
Series 2006-3 34A1 6.165% 5/25/36	100,480	100,814
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	69,076	69,346
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.621% 4/25/37	98,465	99,349
Countrywide Alternative Loan Trust
Series 2003-20CB 1A2 5.50% 10/25/33	139,819	138,988
Series 2004-28CB 6A1 6.00% 1/25/35	84,467	83,490
•Series 2004-J7 1A2 4.673% 8/25/34	11,502	11,470
Series 2005-1CB 2A2 5.50% 3/25/35	153,398	150,781
Series 2006-2CB A3 5.50% 3/25/36	67,495	67,470
•tCountrywide Home Loan Mortgage Pass Through Trust
Series 2003-21 A1 4.077% 5/25/33	32,318	32,290
Series 2003-46 1A1 4.121%1/19/34	34,605	34,735
Series 2004-12 1M 5.136% 8/25/34	79,958	79,813
Series 2004-HYB4 M 4.833% 9/20/34	32,319	30,972
Series 2006-HYB4 1A2 5.641% 6/20/36	70,659	71,467
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	22,261	22,817
Series 2004-1 3A1 7.00% 2/25/34	6,432	6,593
Deutsche Alternative A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	59,894	58,934
First Horizon Asset Securities
•Series 2004-AR5 4A1 5.70% 10/25/34	44,323	44,318
Series 2007-AR3 2A2 6.327% 10/25/37	200,000	200,688
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.188% 5/25/35	82,554	81,752

#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 144A 7.75% 9/19/27		27,482	29,121
Series 2005-RP1 1A3 8.00% 1/25/35		31,203	33,395
Series 2005-RP1 1A4 8.50% 1/25/35		13,844	14,913
GSR Mortgage Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19		16,368	16,429
•Series 2007-AR1 1A2 5.74% 3/25/37		193,485	194,606
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35		102,600	100,819
Series 2005-A4 1A1 5.399% 7/25/35		126,014	125,532
Series 2005-A6 1A2 5.138% 9/25/35		105,000	101,481
Series 2007-A1 B1 4.82% 7/25/35		99,468	97,821
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35		64,653	64,686
Series 2006-1 3A3 5.50% 2/25/36		95,344	95,329
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.904% 12/25/33		28,770	29,469
Series 2005-1 B1 5.415% 3/25/35		113,296	112,969
Series 2005-6 7A1 5.34% 6/25/35		79,466	79,071
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		62,787	66,965
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35		100,000	98,278
•Series 2006-AF1 1A2 6.159% 5/25/36		125,000	123,827
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		14,181	14,442
Series 2004-SL4 A3 6.50% 7/25/32		32,261	33,098
•Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.04% 9/25/36		99,403	100,580
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34		41,096	41,052
Series 2005-22 4A2 5.373% 12/25/35		21,714	21,542
Series 2005-3XS A2 5.38% 1/25/35		10,057	10,057
Series 2006-5 5A4 5.556% 6/25/36		45,165	45,011
Structured Asset Securities
Series 2004-5H A2 4.43% 12/25/33		26,468	26,357
Series 2004-12H 1A 6.00% 5/25/34		29,603	29,510
tWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2006-5 2CB3 6.00% 7/25/36		102,632	104,048
tWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		163,051	158,696
Series 2004-AR4 A2 2.98% 6/25/34		8,547	8,543
•Series 2006-AR10 1A1 5.944% 9/25/36		106,505	106,875
•Series 2006-AR14 1A4 5.648% 11/25/36		100,656	100,185
•Series 2007-HY1 1A1 5.717% 2/25/37		175,862	175,856
•Series 2007-HY3 4A1 5.349% 3/25/37		425,032	422,021
•Wells Fargo Mortgage Backed Securities Trust
Series 2004-EE 2A1 3.988% 12/25/34		172,695	169,803
Series 2004-T A1 5.75% 9/25/34		19,440	19,488
Series 2005-AR12 2A10 4.318% 7/25/35		123,132	121,919
Series 2005-AR16 6A4 4.999% 10/25/35		120,907	120,203
Series 2006-AR4 2A1 5.773% 4/25/36		184,183	181,805
Series 2006-AR6 7A1 5.111% 3/25/36		268,385	263,106
Series 2006-AR10 5A1 5.597% 7/25/36		97,781	97,629
Series 2006-AR11 A7 5.52% 8/25/36		108,420	107,652
Series 2006-AR12 1A2 6.025% 9/25/36		72,551	73,361
Series 2006-AR14 2A4 6.091% 10/25/36		85,026	86,061
Total Non-Agency Collateralized Mortgage Obligations (cost $5,912,699)			5,913,347

«Senior Secured Loans – 1.36%
Jarden 7.67% 1/24/12		425,000	414,694
Visteon 8.61% 6/13/13		100,000	94,417
Total Senior Secured Loans (cost $515,969)			509,111

Sovereign Debt – 0.97%
U.K. Treasury 4.00% 3/7/09	GBP	180,000	363,033
Total Sovereign Debt (cost $344,285)			363,033

U.S. Treasury Obligations – 12.08%
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	USD	208,556	205,623
*2.375% 4/15/11		587,686	591,681
*¥3.00% 7/15/12		353,346	367,866
3.625% 1/15/08		625,335	624,749
3.875% 1/15/09		317,533	324,131

U.S. Treasury Notes
*4.00% 8/31/09	165,000	165,168
*4.125% 8/31/12	1,590,000	1,584,039
*4.50% 4/30/12	235,000	237,956
*4.50% 5/15/10	285,000	288,674
*4.50% 5/15/17	30,000	29,841
*4.625% 7/31/09	55,000	55,649
*4.75% 8/15/17	32,000	32,440
Total U.S. Treasury Obligations (cost $4,489,352)		4,507,817

	Number of
	Shares
Future Put Option – (0.01%)
U.S. Treasury 10 year Future Option 12/19/07	(100)	(4,375)
Total Future Put Option (proceeds $4,659)		(4,375)

	Principal
	Amount°
Discount Notes– 3.20%
≠Federal Home Loan Bank 4.001% 10/1/07	$454,227	454,227
^Freddie Mac Discount 5.02% 1/22/08	750,000	739,677
Total Discount Notes (cost $1,192,569)		1,193,828

Repurchase Agreements – 2.63%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $981,327,
collateralized by $448,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $443,946,
$74,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $73,990, $51,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $51,399,
$180,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $181,847 and $243,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $250,585)	981,000	981,000
Total Repurchase Agreements (cost $981,000)		981,000

Total Value of Securities Before Securities Lending Collateral – 100.11%
(cost $37,483,251)		37,352,599

Securities Lending Collateral** – 10.29%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,840,003	3,840,003
Total Securities Lending Collateral (cost $3,840,003)		3,840,003

Total Value of Securities – 110.40%
(cost $41,323,254)		41,192,602©

Obligation to Return Securities Lending Collateral** – (10.29%)		(3,840,000)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.11%)		(40,358)
Net Assets Applicable to 3,884,725 Shares Outstanding – 100.00%		$37,312,244

°Principal amount shown is stated in the currency in which each security is denominated.
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
NOK – Norwegian Kroner
NZD – New Zealand Dollar
USD – United States Dollar

tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2007.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
¥Fully or partially pledged as collateral for financial futures contracts.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2007, the aggregate amount of Rule 144A securities equaled $1,530,512, which represented 4.10% of the Series’ net assets. See Note 8 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
^Zero coupon security. The rate shown is the yield at the time of purchase.
*Fully or partially on loan.
**See Note 7 in "Notes."
©Includes $3,776,878 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
NIM – Net Interest Margin
S.F. – Single Family
yr – Year

The following foreign currency and foreign cross currency exchange contracts and swap contracts were outstanding at September 30, 2007:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CAD	108,728	EUR	(75,000)	10/31/07	$ 2,323
EUR	(60,000)	USD	81,952	10/31/07	(3,680)
EUR	49,577	USD	(70,097)	11/30/07	692
EUR	158,455	USD	(224,418)	11/30/07	1,836
GBP	(178,770)	USD	358,255	10/31/07	(7,231)
JPY	39,007,989	USD	(342,175)	11/30/07	87
NOK	645,552	USD	(117,158)	11/30/07	2,520
NZD	(520,000)	USD	362,918	10/31/07	(29,954)
					$(33,407)

Swap Contracts2
Index Swap Contract

			Unrealized
Notional Amount	Expiration Date	Description	Depreciation
$175,000	12/31/07	Agreement with Bank of America to receive the notional amount multiplied by the return on the BOFA 10 yr Commercial MBS Index AAA adjusted by a spread of 0.15% and to pay the notional amount multiplied by the fixed rate of 6.78%.	$(3,417)

Credit Default Swap Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Amount	Payments	Date	Depreciation
Protection Purchased:
Goldman Sachs
ABX Home Equity Index 06-1	250,000	0.54%	7/25/45	$ (8,312)
JPMorgan Chase Bank
ABX Home Equity Index 06-1	950,000	0.54%	7/25/45	(104,025)
Lehman Brothers
Best Buy 5yr CDS	118,000	0.60%	9/20/12	(202)
Best Buy 10yr CDS	60,000	0.98%	9/20/17	(376)
				$(112,915)

Interest Rate Swap Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Amount	Payments	Date	Appreciation
Goldman Sachs 2 yr IRS	1,000,000	5.36%	1/8/09	$ 3,861
Goldman Sachs 5 yr IRS	1,155,000	5.36%	5/2/12	7,289
				$11,150

The use of foreign currency and foreign cross currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”
2See Note 6 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Capital Reserves Series (Series).

Security Valuation – U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap contracts and interest rate swap contracts are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Security lending collateral, which is invested in investment companies, is valued at amortized cost. Generally, total return swap contracts, spread swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to that Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$41,331,328
Aggregate unrealized appreciation	171,654
Aggregate unrealized depreciation	(310,380)
Net unrealized depreciation	$ (138,726)

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $1,679,561 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,132,035 expires in 2008, $82,894 expires in 2010, $226,584 expires in 2013, and $238,048 expires in 2014.

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. No futures contracts were outstanding at September 30, 2007.

5. Options Written
During the period ended September 30, 2007, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended September 30, 2007 for the Series were as follows:

	Number of contracts	Premiums/(Proceeds)
Options outstanding at June 30, 2007	-	$ -
Options written	(350)	(15,135)
Options expired	250	10,476
Options outstanding at September 30, 2007	(100)	$(4,659)

6. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (the seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2007, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event or the maturity or termination of the agreement. For the period ended September 30, 2007, the Series did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2007, the market value of securities on loan was $3,776,878 for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

8. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of September 30, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

9. Change in Custodian
On July 26, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15258, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Cash Reserve Series

September 30, 2007

	Principal
	Amount	Value
Certificates of Deposit– 9.54%
Barclays Bank 5.70% 12/6/07	$500,000	$500,000
First Tennessee Bank
5.32% 10/1/07	250,000	250,000
5.32% 10/22/07	500,000	500,000
Lloyds TSB Bank 5.70% 10/5/07	500,000	500,000
UBS 5.59% 1/10/08	300,000	300,004
Total Certificates of Deposit (cost $2,050,004)		2,050,004

≠Discounted Commercial Paper – 74.35%
Colleges and Universities – 1.16%
Massachusetts College of Pharmacy 5.367% 10/4/07	250,000	249,889
		249,889
Financial Services – 28.54%
≥µAquinas Funding 5.361% 12/19/07	400,000	395,418
≥Cargill Asia Pacific Treasury 5.102% 10/1/07	350,000	350,000
CBA Delaware Finance 5.126% 12/28/07	500,000	493,816
≥µChesham Finance 5.342% 10/12/07	250,000	249,597
≥µCullinan Finance 5.308% 11/26/07	500,000	495,994
≥Danske
5.288% 10/12/07	500,000	499,212
5.446% 12/20/07	250,000	247,017
Merrill Lynch 5.329% 10/22/07	300,000	299,078
≥Natixis Commercial Paper
5.184% 10/1/07	250,000	250,000
5.541% 12/4/07	500,000	495,138
≥Nestle Capital 5.35% 1/23/08	500,000	491,719
Nordea North America
5.302% 2/19/08	250,000	244,948
5.465% 11/16/07	500,000	496,556
Societe Generale North America
5.004% 10/4/07	361,000	360,850
5.154% 12/3/07	250,000	247,767
5.322% 11/7/07	250,000	248,651
UBS Finance 5.108% 2/27/08	275,000	269,309
		6,135,070
Industrial – 11.00%
≥AstraZeneca
5.023% 1/23/08	400,000	393,743
5.346% 12/12/07	250,000	247,385
≥BMW Capital 5.002% 10/1/07	750,000	750,000
≥Cargill 5.474% 11/15/07	400,000	397,300
Danaher 5.00% 10/1/07	575,000	575,000
		2,363,428
Mortgage Bankers & Brokers – 29.02%
Bank of America 5.376% 2/8/08	500,000	490,503
Barclays US Funding 5.119% 10/24/07	275,000	274,104
BNP Paribas Finance
4.995% 10/25/07	350,000	348,839
5.412% 1/11/08	400,000	393,976
Credit Suisse 5.486% 11/7/07	500,000	497,307
Deutsche Bank Financial 5.00% 10/1/07	750,000	749,999
HBOS Treasury Services
5.317% 10/25/07	250,000	249,126
5.322% 10/12/07	290,000	289,535
ING Funding
5.311% 11/7/07	500,000	497,307
5.614% 11/5/07	250,000	248,649
JPMorgan Chase Bank
5.334% 12/31/07	326,000	321,707
5.336% 10/24/07	394,000	392,678

Morgan Stanley
5.527% 3/20/08	250,000	243,623
5.616% 11/29/07	500,000	495,477
≥Westpac Securities
5.311% 10/15/07	500,000	498,994
5.485% 12/19/07	250,000	247,032
		6,238,856
State Agency Bonds – 4.63%
Sunshine State Government Financing Commission 5.319% 10/4/07	500,000	499,780
≥Swedish Housing Finance 5.333% 12/4/07	500,000	495,387
		995,167
Total Discounted Commercial Paper (cost $15,982,410)		15,982,410

•Floating Rate Notes– 10.47%
American Express Bank 5.864% 9/18/08	500,000	500,000
≥American International Group 5.21% 6/23/08	500,000	500,036
≥DnB NOR Bank 5.131% 7/24/08	750,000	750,000
≥Goldman Sachs Group 5.356% 8/22/08	500,000	500,000
Total Floating Rate Notes (cost $2,250,036)		2,250,036

•Variable Rate Demand Notes– 3.72%
North Texas Higher Education Authority Series B 5.13% 12/1/44 (AMBAC) (SPA - DEPFA Bank)	800,000	800,000
Total Variable Rate Demand Notes (cost $800,000)		800,000

≠Discount Note – 0.01%
Federal Home Loan Bank 4.001% 10/1/07	1,300	1,300
Total Discount Note (cost $1,300)		1,300

Repurchase Agreements– 0.01%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $2,701,
collateralized by $1,200 U.S. Treasury Notes
3.375% due 9/15/09, market value $1,222,
$200 U.S. Treasury Notes 3.875% due 7/15/10,
market value $204, $100 U.S. Treasury
Notes 4.125% due 8/15/08, market value $141,
$500 U.S. Treasury Notes 4.50% due 2/15/09,
market value $500 and $700 U.S. Treasury
Notes 5.625% due 5/15/08, market value $690)	2,700	2,700
Total Repurchase Agreements (cost $2,700)		2,700

Total Value of Securities – 98.10%
(cost $21,086,450)©		21,086,450

Receivables and Other Assets Net of Liabilities (See Notes) – 1.90%		408,154
Net Assets Applicable to 21,494,292 Shares Outstanding – 100.00%		$21,494,604

≠The rate shown is the effective yield as of the time of purchase.
•Variable rate security. The rate shown is the rate as of September 30, 2007.
©Also the cost for federal income tax purposes.
µAsset-backed commercial paper.
≥Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2007, the aggregate amount of these securities equaled $8,253,972, which represented 38.40% of the Series’ net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
SPA – Stand-by Purchase Agreement

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP Trust-Delaware VIP Cash Reserve Series (Series).

Security Valuation – Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $53,296 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires in 2010.

3. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. As of September 30, 2007, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the Schedule of Investments.

4. Change in Custodian
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Diversified Income Series

September 30, 2007

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.09%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	USD	502,077	$ 502,077
•Fannie Mae Whole Loan Series 2002-W11 AV1 5.47% 11/25/32		12,030	12,029
tFreddie Mac Structured Pass Through Securities Series T-30 A5 8.61% 12/25/30		150,684	153,254
Total Agency Asset-Backed Securities (cost $662,219)			667,360

Agency Collateralized Mortgage Obligations – 1.18%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		5,781	6,031
Series 2002-90 A1 6.50% 6/25/42		18,084	18,590
Series 2002-90 A2 6.50% 11/25/42		67,342	69,108
Series 2003-122 AJ 4.50% 2/25/28		86,720	85,034
Series 2005-110 MB 5.50% 9/25/35		772,881	776,683
•Series 2006-M2 A2F 5.259% 5/25/20		20,000	19,485
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		1,621	1,716
Series 2001-T8 A2 9.50% 7/25/41		14,539	15,679
Series 2002-T4 A3 7.50% 12/25/41		32,013	33,497
Series 2004-T1 1A2 6.50% 1/25/44		34,495	35,271
Fannie Mae Whole Loan
Series 2002-W6 2A1 7.00% 6/25/42		57,547	59,788
Series 2004-W9 2A1 6.50% 2/25/44		9,563	9,883
Series 2004-W11 1A2 6.50% 5/25/44		103,396	106,903
Freddie Mac
Series 1730 Z 7.00% 5/15/24		145,012	152,596
Series 2326 ZQ 6.50% 6/15/31		223,863	234,816
Series 2552 KB 4.25% 6/15/27		67,517	67,275
Series 2662 MA 4.50% 10/15/31		225,591	222,570
Series 2694 QG 4.50% 1/15/29		625,000	610,064
Series 2872 GC 5.00% 11/15/29		220,000	216,502
Series 2890 PC 5.00% 7/15/30		1,575,000	1,548,563
Series 2915 KP 5.00% 11/15/29		265,000	260,864
Series 3005 ED 5.00% 7/15/25		650,000	609,612
Series 3022 MB 5.00% 12/15/28		165,000	164,196
Series 3063 PC 5.00% 2/15/29		1,255,000	1,249,580
Series 3113 QA 5.00% 11/15/25		1,392,453	1,394,592
Series 3173 PE 6.00% 4/15/35		355,000	358,639
Series 3337 PB 5.50% 7/15/30		815,000	809,903
tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		30,946	31,410
Series T-58 2A 6.50% 9/25/43		12,942	13,277
Total Agency Collateralized Mortgage Obligations (cost $9,135,432)			9,182,127

Agency Mortgage-Backed Securities – 11.71%
Fannie Mae
5.50% 1/1/13		184,819	184,593
6.171% 5/1/09		25,003	25,072
6.50% 8/1/17		59,846	60,983
•Fannie Mae ARM
5.054% 8/1/35		540,199	530,985
5.417% 10/1/33		183,238	185,252
5.962% 8/1/37		1,651,146	1,647,723

Fannie Mae Relocation 15 yr 4.00% 9/1/20		492,150	462,421
Fannie Mae Relocation 30 yr
5.00% 11/1/33		56,554	54,542
5.00% 8/1/34		64,501	62,151
5.00% 11/1/34		83,421	80,382
5.00% 4/1/35		232,973	224,261
5.00% 10/1/35		411,031	395,661
5.00% 1/1/36		553,509	532,811
Fannie Mae S.F. 15 yr TBA
4.50% 10/1/22		1,140,000	1,097,963
5.00% 10/1/22		2,355,000	2,308,267
5.50% 10/1/37		6,675,000	6,659,354
6.00% 10/1/22		8,055,000	8,161,978
Fannie Mae S.F. 30 yr
5.50% 3/1/29		3,197	3,148
5.50% 4/1/29		3,342	3,289
*5.50% 12/1/34		2,706,268	2,656,185
*5.50% 7/1/37		12,531,513	12,274,590
*6.00% 7/1/37		2,994,080	2,998,557
6.50% 11/1/36		4,808,363	4,896,597
7.50% 3/1/32		1,317	1,375
7.50% 4/1/32		4,156	4,338
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/37		18,515,000	17,661,569
5.50% 10/25/37		10,665,000	10,445,034
6.00% 10/1/37		9,070,000	9,081,338
6.50% 10/25/37		615,000	626,243
Freddie Mac 7.00% 1/1/08		3,414	3,414
•Freddie Mac ARM
4.942% 12/1/33		330,246	332,339
5.69% 7/1/36		664,445	670,458
5.833% 4/1/34		6,592	6,646
6.333% 2/1/37		1,914,510	1,941,455
Freddie Mac Relocation 30 yr 5.00% 9/1/33		107,128	103,581
Freddie Mac S.F. 15 yr 5.00% 6/1/18		690,179	678,848
Freddie Mac S.F. 30 yr TBA 6.00% 10/1/37		800,000	800,875
*GNMA I S.F. 30 yr 7.00% 12/15/34		634,981	666,816
GNMA S.F. 30 yr TBA
5.50% 10/1/37		1,115,000	1,099,495
6.00% 10/25/37		1,115,000	1,122,143
Total Agency Mortgage-Backed Securities (cost $90,648,665)			90,752,732

Agency Obligations – 7.85%
Fannie Mae
*4.375% 3/15/13		4,000,000	3,946,348
4.625% 10/15/13		3,500,000	3,482,850
*4.875% 5/18/12		4,080,000	4,130,638
*5.00% 9/15/08		1,100,000	1,107,528
^8.12% 10/29/07	NZD	1,700,000	1,280,306
Federal Farm Credit Bank 5.125% 8/25/16	USD	615,000	624,472
Federal Home Loan Bank System
4.50% 10/9/09		2,880,000	2,887,140
*4.875% 11/27/13		4,100,000	4,129,741
*5.375% 8/19/11		1,920,000	1,977,016
*5.50% 8/13/14		1,460,000	1,520,288
^Financing Corporation Interest Strip
CPN 4.782% 4/6/12		645,000	531,370
CPN 4.797 5/2/12		125,000	102,967
CPN 4.901% 10/6/12		545,000	436,074
CPN 4.938% 10/6/13		109,000	82,974
CPN 4.948% 10/6/14		650,000	467,741
CPN 5.079% 2/8/13		252,000	198,290
CPN 5.08% 8/8/13		252,000	193,534
CPN 5.093% 4/6/14		135,000	99,698

CPN 5.101% 10/6/11	120,000	100,801
CPN 5.175% 3/26/12	200,000	164,759
CPN 5.193% 10/6/15	353,000	239,549
CPN 1 5.162% 5/11/12	330,000	271,826
CPN 1 5.283% 5/11/15	400,000	278,156
CPN 1 5.407% 11/11/17	700,000	421,531
CPN 4 5.213% 10/6/15	200,000	135,722
CPN 12 5.10% 12/6/11	638,000	531,265
CPN 13 5.161% 12/27/12	100,000	79,127
CPN 13 5.208% 6/27/13	400,000	308,620
CPN 13 5.366% 12/27/16	366,000	231,914
CPN 15 4.903% 9/7/13	860,000	657,658
CPN 15 5.253% 3/7/16	674,000	447,456
CPN 19 5.074% 12/6/10	120,000	104,733
CPN 19 5.189% 6/6/16	120,000	78,514
CPN A 5.098% 8/8/15	150,000	102,751
CPN A 5.099% 2/8/15	150,000	105,576
CPN A 5.112% 2/8/14	252,000	187,893
CPN D 5.112% 9/26/11	550,000	462,669
CPN D 5.119% 9/26/10	600,000	528,277
Freddie Mac
4.50% 1/15/13	4,000,000	3,970,968
4.50% 7/15/13	3,500,000	3,463,856
4.625% 12/19/08	525,000	525,760
*4.625% 10/25/12	7,500,000	7,499,926
5.25% 2/24/11	3,000,000	3,032,076
5.40% 2/2/12	2,180,000	2,205,035
5.45% 9/2/11	2,180,000	2,198,922
5.50% 7/18/16	2,200,000	2,286,656
^Residual Funding Principal Strip 5.175% 10/15/19	5,450,000	2,989,963
Total Agency Obligations (cost $59,996,866)		60,810,934

Commercial Mortgage-Backed Securities – 2.78%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.316% 6/10/39	985,000	989,284
•Series 2005-6 AM 5.181% 9/10/47	355,000	344,898
•Series 2006-3 A4 5.889% 7/10/44	1,215,000	1,244,842
Series 2006-4 A4 5.634% 7/10/46	80,000	80,509
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	350,000	352,202
•Citigroup Commercial Mortgage Trust Series 2007-C6 A4 5.70% 12/10/49	540,000	545,905
tCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	180,561	186,980
Series 2006-C7 A2 5.69% 6/10/46	210,000	213,195
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.555% 2/15/39	115,000	115,550
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	90,000	88,319
Series 2006-1A B 5.362% 11/15/36	830,000	823,750
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43	200,000	196,394
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	390,000	406,403
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39	1,300,000	1,300,973
•#Series 2006-RR2 A1 144A 5.686% 6/23/46	345,000	326,284
•#Series 2006-RR3 A1S 144A 5.659% 7/18/56	1,205,000	1,119,850
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	1,240,000	1,225,366
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	290,000	291,857
Series 2002-C2 A2 5.05% 12/12/34	280,000	277,834
Series 2003-C1 A2 4.985% 1/12/37	20,000	19,735
Series 2006-LDP9 A2 5.134% 5/15/47	1,200,000	1,165,531
•#Series 2006-RR1A A1 144A 5.455% 10/18/52	1,035,000	984,709
Series 2007-CB18 A4 5.44% 6/12/47	810,000	798,863

Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		110,000	115,547
Series 2003-C8 A2 4.207% 11/15/27		120,000	118,798
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5 A1 4.275% 8/12/48		125,892	123,783
Series 2007-5 A4 5.378% 8/12/48		440,000	432,268
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31		110,000	109,617
•Series 2006-HQ9 A4 5.731% 7/12/44		2,500,000	2,532,523
•Series 2007-IQ14 A4 5.692% 4/15/49		350,000	350,621
•Series 2007-T27 A4 5.651% 6/11/42		820,000	827,056
Series 2006-IQ12 A4 5.332% 12/15/43		2,045,000	2,011,090
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.331% 2/15/33		100,000	103,851
#Tower 144A
Series 2004-2A A 4.232% 12/15/14		65,000	63,575
Series 2006-1 B 5.588% 2/15/36		120,000	119,359
Series 2006-1 C 5.707% 2/15/36		185,000	183,181
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 A2 5.50% 10/15/48		610,000	614,714
Series 2007-C30 A3 5.246% 12/15/43		715,000	711,236
Total Commercial Mortgage-Backed Securities (cost $21,671,257)			21,516,452

Convertible Bonds – 0.65%
*Advanced Micro Devices 6.00% 5/1/15exercise price $28.08, expiration date 5/1/15		1,770,000	1,599,638
*Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23		1,270,000	1,279,525
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21		110,000	0
*•U.S. Bancorp 3.838% 9/20/36 exercise price $38.28, expiration date 9/20/36		900,000	901,170
•Wyeth 4.886% 1/15/24 exercise price $60.39, expiration date 1/15/24		1,220,000	1,291,699
Total Convertible Bonds (cost $4,919,184)			5,072,032

Corporate Bonds – 31.06%
Banking – 5.21%
#ABH Financial 144A 8.20% 6/25/12		545,000	503,689
•BAC Capital Trust XV 6.38% 6/1/56		1,045,000	955,679
•#Banco Macro 144A 9.75% 12/18/36		940,000	810,750
•#Banco Mercantil 144A 6.862% 10/13/21		1,320,000	1,324,192
Bancolombia 6.875% 5/25/17		830,000	794,725
*Bank of America 6.50% 9/15/37		1,395,000	1,452,544
#Bank of Moscow 144A 7.335% 5/13/13		2,512,000	2,474,320
Bank One 5.90% 11/15/11		270,000	275,141
•Capital One FSB 5.803% 3/13/09		1,268,000	1,260,151
#CenterCredit International 144A 8.625% 1/30/14		375,000	343,125
Citigroup
5.00% 9/15/14		595,000	574,359
5.875% 5/29/37		1,005,000	972,071
Depfa Bank 20.00% 11/19/07	TRY	7,344,000	6,076,900
^Dresdner Bank 4.66% 1/24/08	USD	4,245,000	4,356,431
*#HBOS Treasury Services 144A 5.25% 2/21/17		1,500,000	1,494,948
#HSBK Europe 144A 7.25% 5/3/17		380,000	340,100
JPMorgan Chase Capital XXV 6.80% 10/1/37		2,652,000	2,664,520
#Kazkommerts International 144A 8.00% 11/3/15		410,000	365,269
#Majapahit Holding 144A 7.75% 10/17/16		640,000	651,200
•Marshall & Ilsley Bank 5.85% 12/4/12		255,000	255,555
#Northern Rock 144A
5.625% 6/22/17		695,000	698,602
*•6.594% 6/29/49		1,000,000	701,124
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49		700,000	671,459
Popular North America
4.25% 4/1/08		335,000	332,830
•5.76% 4/6/09		375,000	376,878
Popular North America Capital Trust I 6.564% 9/15/34		260,000	222,407
Privatbank
8.00% 2/6/12		120,000	111,936
#144A 8.00% 2/6/12		750,000	699,600

•Resona Bank 4.125% 9/29/49	EUR	552,000	723,423
#Russian Agricultural Bank 144A 6.299% 5/15/17	USD	950,000	896,705
#Russian Standard Bank 144A 8.625% 5/5/11		265,000	236,592
Silicon Valley Bank 5.70% 6/1/12		800,000	799,106
#TemirBank 144A 9.50% 5/21/14		1,420,000	1,238,950
#TuranAlem Finance 144A 7.75% 4/25/13		600,000	535,500
US Bank 5.70% 12/15/08		425,000	427,139
•#Vneshtorgbank 144A 5.956% 8/1/08		110,000	109,038
•VTB 24 Capital 6.54% 12/7/09		415,000	412,390
WM Covered Bond Program 3.875% 9/27/11	EUR	2,326,000	3,211,068
			40,350,416
Basic Industry – 1.65%
AK Steel 7.75% 6/15/12	USD	335,000	340,863
Bowater 9.00% 8/1/09		150,000	141,750
#Evraz Group 144A 8.25% 11/10/15		475,000	478,040
Freeport McMoRan Copper & Gold 8.25% 4/1/15		545,000	589,963
Georgia-Pacific
7.70% 6/15/15		250,000	250,000
9.50% 12/1/11		415,000	439,900
*#Ineos Group Holdings 144A 8.50% 2/15/16		255,000	245,438
Ispat Inland 9.75% 4/1/14		65,000	70,838
Lubrizol 4.625% 10/1/09		745,000	739,262
Lyondell Chemical
8.00% 9/15/14		490,000	541,450
8.25% 9/15/16		175,000	198,188
10.50% 6/1/13		50,000	54,000
#MacDermid 144A 9.50% 4/15/17		690,000	669,300
Massey Energy 6.625% 11/15/10		165,000	162,113
Norske Skog Canada 8.625% 6/15/11		1,485,000	1,165,724
#Norske Skogindustrier 144A 7.125% 10/15/33		475,000	409,838
‡Port Townsend 0.00% 8/15/12		328,800	328,800
Potlatch 13.00% 12/1/09		675,000	764,295
*Rohm & Haas 5.60% 3/15/13		950,000	948,269
#Sappi Papier Holding 144A 6.75% 6/15/12		415,000	407,733
Southern Copper 7.50% 7/27/35		125,000	136,339
#Steel Dynamics 144A 6.75% 4/1/15		300,000	291,000
#Stora Enso 144A 7.25% 4/15/36		345,000	348,614
Tube City IMS 9.75% 2/1/15		300,000	294,750
United States Steel 6.05% 6/1/17		630,000	603,940
Vale Overseas
*6.25% 1/23/17		380,000	386,156
6.875% 11/21/36		1,303,000	1,348,952
Verso Paper Holdings 9.125% 8/1/14		230,000	238,050
Witco 6.875% 2/1/26		255,000	209,738
			12,803,303
Brokerage – 1.36%
AMVESCAP
4.50% 12/15/09		180,000	179,140
5.625% 4/17/12		675,000	680,075
Bear Stearns
•5.63% 7/16/09		1,066,000	1,057,429
5.85% 7/19/10		725,000	730,186
E Trade Financial 8.00% 6/15/11		345,000	345,000
Goldman Sachs Group 6.75% 10/1/37		3,680,000	3,715,549
Jefferies Group 6.45% 6/8/27		915,000	862,016
JPMorgan Chase 5.75% 1/2/13		570,000	578,689
LaBranche
9.50% 5/15/09		600,000	597,000
11.00% 5/15/12		480,000	483,600
Lazard Group 6.85% 6/15/17		250,000	246,412
•Lehman Brothers UK Capital Funding II 3.875% 2/28/49	EUR	500,000	661,966

Ukrsotsbank 8.00% 2/22/10	USD	380,000	377,155
			10,514,217
Capital Goods – 1.61%
Allied Waste North America
7.375% 4/15/14		325,000	328,250
7.875% 4/15/13		425,000	440,938
Casella Waste Systems 9.75% 2/1/13		600,000	615,000
Caterpillar 6.05% 8/15/36		185,000	185,866
CPG International I 10.50% 7/1/13		525,000	527,625
Geo Subordinate 11.00% 5/15/12		575,000	572,125
*Graham Packaging 9.875% 10/15/14		410,000	407,950
Graphic Packaging International 8.50% 8/15/11		335,000	342,538
*Greenbrier 8.375% 5/15/15		115,000	115,288
*#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17		330,000	338,250
Hexion US Finance 9.75% 11/15/14		445,000	491,725
Interface 10.375% 2/1/10		1,090,000	1,155,400
Intertape Polymer 8.50% 8/1/14		455,000	425,425
•Masco 6.004% 3/12/10		345,000	340,645
#Mueller Water Products 144A 7.375% 6/1/17		45,000	42,075
•NXP BV/NXP Funding 8.11% 10/15/13		225,000	209,813
Pactiv
5.875% 7/15/12		595,000	603,063
6.40% 1/15/18		170,000	173,277
#Penhall International 144A 12.00% 8/1/14		475,000	482,125
Rental Services 9.50% 12/1/14		1,125,000	1,080,000
#Siemens Finance 144A 6.125% 8/17/26		410,000	412,799
#Tyco Electronics Group 144A 7.125% 10/1/37		1,400,000	1,455,508
*Vitro 9.125% 2/1/17		1,780,000	1,757,749
			12,503,434
Communications – 5.01%
America Movil 6.375% 3/1/35		295,000	291,097
American Tower
7.125% 10/15/12		660,000	678,150
#44A 7.00% 10/15/17		175,000	176,969
*AT&T 8.00% 11/15/31		176,000	214,774
AT&T Wireless 8.125% 5/1/12		2,060,000	2,286,445
BellSouth 4.20% 9/15/09		260,000	256,151
#Broadview Networks Holdings 144A 11.375% 9/1/12		215,000	224,138
#C&M Finance 144A 8.10% 2/1/16		370,000	368,150
CCH I Holdings 13.50% 1/15/14		1,315,000	1,295,275
•Centennial Communications 11.11% 1/1/13		615,000	636,525
Charter Communications Holdings 13.50% 1/15/11		1,275,000	1,282,969
Citizens Communications 7.125% 3/15/19		450,000	445,500
Comcast
•5.66% 7/14/09		395,000	393,209
6.30% 11/15/17		1,365,000	1,390,013
Cox Communications 4.625% 1/15/10		165,000	163,134
Cricket Communications 9.375% 11/1/14		450,000	459,000
Dex Media West 9.875% 8/15/13		625,000	667,969
#Digicel 144A 9.25% 9/1/12		600,000	619,500
*#Digicel Group 144A 8.875% 1/15/15		1,004,000	946,270
Donnelley (R.H.)
8.875% 1/15/16		355,000	363,431
#144A 8.875% 10/15/17		30,000	30,600
Embarq 7.082% 6/1/16		1,480,000	1,536,779
#Grupo Televisa 144A 8.49% 5/11/37	MXN	17,600,000	1,580,596
•#Hellas Telecommunications II 144A 11.11% 1/15/15	USD	425,000	413,313
Hughes Network Systems/Finance 9.50% 4/15/14		642,000	650,025
Idearc 8.00% 11/15/16		835,000	837,088
Insight Communications 12.25% 2/15/11		315,000	326,813
Insight Midwest 9.75% 10/1/09		165,000	165,619
Intelsat 7.625% 4/15/12		225,000	193,500

#LBI Media 144A 8.50% 8/1/17		325,000	325,000
Mediacom Capital 9.50% 1/15/13		970,000	986,975
#MetroPCS Wireless 144A 9.25% 11/1/14		1,150,000	1,178,750
NTL Cable 9.125% 8/15/16		520,000	542,100
#Orascom Telecommunication Finance 144A 7.875% 2/8/14		910,000	865,638
#PAETEC Holding 144A 9.50% 7/15/15		225,000	226,125
#Pakistan Mobile Communications 144A 8.625% 11/13/13		1,204,000	1,158,850
#Quebecor Media 144A 7.75% 3/15/16		445,000	426,644
Qwest
7.50% 10/1/14		560,000	585,200
•8.944% 6/15/13		775,000	831,188
Rural Cellular
9.875% 2/1/10		820,000	861,000
•11.106% 11/1/12		175,000	179,375
Sprint Capital 7.625% 1/30/11		530,000	562,386
•Sprint Nextel 5.598% 6/28/10		525,000	525,131
Telecom Italia Capital
4.00% 1/15/10		1,140,000	1,110,520
•5.97% 7/18/11		485,000	482,483
Telefonica Emisiones 5.984% 6/20/11		365,000	371,659
TELUS 4.95% 3/15/17	CAD	800,000	747,232
THOMSON 5.70% 10/1/14	USD	1,325,000	1,315,658
#Time Warner Cable 144A 5.40% 7/2/12		1,895,000	1,873,629
Time Warner Telecom Holdings 9.25% 2/15/14		380,000	396,150
Triton PCS 8.50% 6/1/13		560,000	588,700
#True Move 144A 10.75% 12/16/13		855,000	867,483
*#Univision Communications PIK 144A 9.75% 3/15/15		475,000	465,500
Viacom
5.75% 4/30/11		320,000	323,354
•6.044% 6/16/09		390,000	388,688
Vimpel Communication
8.25% 5/23/16		622,000	639,883
#144A 8.00% 2/11/10		630,000	648,963
Windstream 8.125% 8/1/13		415,000	438,863
			38,806,129
Consumer Cyclical – 3.95%
Carrols 9.00% 1/15/13		925,000	883,375
Corrections Corporation of America 7.50% 5/1/11		265,000	268,313
CVS Caremark
4.875% 9/15/14		390,000	371,273
5.75% 6/1/17		870,000	850,715
•DaimlerChrysler Holding 5.81% 8/3/09		980,000	972,309
Ford Motor
*7.45% 7/16/31		815,000	643,850
7.70% 5/15/97		230,000	166,750
Ford Motor Credit
5.75% 1/12/09	EUR	1,096,000	1,528,900
7.375% 10/28/09	USD	485,000	475,793
8.00% 12/15/16		290,000	271,724
•8.11% 1/13/12		665,000	628,925
9.75% 9/15/10		380,000	387,915
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		1,031,000	1,067,085
Gaylord Entertainment 8.00% 11/15/13		800,000	815,000
*General Motors
6.375% 5/1/08		750,000	744,375
8.375% 7/15/33		1,720,000	1,515,750
Global Cash Access/Finance 8.75% 3/15/12		300,000	312,000
GMAC
*4.375% 12/10/07		800,000	796,145
4.75% 9/14/09	EUR	1,026,000	1,384,515
5.375% 6/6/11	EUR	774,000	1,013,828
•6.808% 5/15/09	USD	2,125,000	2,047,421

6.875% 9/15/11		2,715,000	2,585,947
6.875% 8/28/12		615,000	577,444
*Harrah's Operating 6.50% 6/1/16		685,000	559,144
*Kohl's 6.25% 12/15/17		720,000	720,593
Lear 8.75% 12/1/16		1,110,000	1,048,950
Majestic Star Casino 9.50% 10/15/10		985,000	950,525
Mandalay Resort Group
9.375% 2/15/10		250,000	263,125
9.50% 8/1/08		700,000	719,250
Neiman Marcus PIK 9.00% 10/15/15		600,000	642,000
NPC International 9.50% 5/1/14		225,000	205,875
Penney (J.C.)
6.375% 10/15/36		250,000	234,663
7.375% 8/15/08		630,000	639,207
#Pokagon Gaming Authority 144A 10.375% 6/15/14		395,000	435,488
Procter & Gamble 2.00% 6/21/10	JPY	124,000,000	1,101,999
Starwood Hotels & Resorts Worldwide 6.25% 2/15/13	USD	820,000	823,921
Station Casinos 6.625% 3/15/18		715,000	602,388
Toyota Motor Credit 1.30% 3/16/12	JPY	40,000,000	348,473
#TRW Automotive 144A 7.00% 3/15/14	USD	40,000	39,000
Wheeling Island Gaming 10.125% 12/15/09		950,000	957,125
			30,601,078
Consumer Non-Cyclical – 2.16%
#AmBev International Finance 144A 9.50% 7/24/17	BRL	1,705,000	862,732
American Achievement 8.25% 4/1/12	USD	115,000	115,000
AmerisourceBergen 5.875% 9/15/15		470,000	462,023
#Amgen 144A
5.85% 6/1/17		560,000	555,674
6.375% 6/1/37		1,413,000	1,399,832
Aramark
8.50% 2/1/15		510,000	522,750
•8.856% 2/1/15		155,000	157,325
#Cerveceria Nacional Dominicana 144A 8.00% 3/27/14		358,000	364,265
#Community Health Systems 144A 8.875% 7/15/15		860,000	887,950
*Constellation Brands 8.125% 1/15/12		475,000	485,688
Cott Beverages 8.00% 12/15/11		450,000	445,500
CRC Health 10.75% 2/1/16		1,250,000	1,318,750
#HCA 144A
9.125% 11/15/14		175,000	185,063
PIK 9.625% 11/15/16		785,000	839,950
*HealthSouth 10.75% 6/15/16		1,070,000	1,131,525
Kraft Foods 4.125% 11/12/09		15,000	14,748
#Miller Brewing 144A 4.25% 8/15/08		175,000	173,306
National Beef Packing 10.50% 8/1/11		405,000	413,100
Omnicare 6.875% 12/15/15		225,000	209,250
*Pilgrim's Pride 8.375% 5/1/17		1,625,000	1,665,624
Safeway 6.35% 8/15/17		535,000	544,563
#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20		285,000	299,980
*Smithfield Foods 7.75% 7/1/17		125,000	128,750
#Universal Hospital PIK 144A 8.50% 6/1/15		450,000	447,750
US Oncology 9.00% 8/15/12		140,000	141,750
UST 6.625% 7/15/12		510,000	532,158
Williams Scotsman 8.50% 10/1/15		125,000	138,125
#Wimar Opco 144A 9.625% 12/15/14		120,000	93,600
Wyeth 5.50% 2/1/14		2,195,000	2,185,600
			16,722,331
Electric – 1.82%
AES
7.75% 3/1/14		250,000	255,000
#144A 8.75% 5/15/13		190,000	199,738
Appalachian Power 5.65% 8/15/12		260,000	262,045
Avista 9.75% 6/1/08		415,000	428,842

‡#Calpine 144A 8.496% 7/15/09	376,338	397,036
Commonwealth Edison 6.15% 9/15/17	700,000	705,459
Consolidated Edison 6.30% 8/15/37	595,000	598,705
Dominion Resources 5.687% 5/15/08	465,000	465,274
Duquense Light Holdings 5.50% 8/15/15	1,050,000	991,962
Elwood Energy 8.159% 7/5/26	805,854	819,149
FPL Group Capital
5.625% 9/1/11	315,000	319,311
•6.65% 6/17/67	240,000	231,609
ISA Capital do Brasil
7.875% 1/30/12	225,000	230,625
8.80% 1/30/17	100,000	105,000
#ISA Capital do Brasil 144A
7.875% 1/30/12	1,075,000	1,093,812
8.80% 1/30/17	565,000	593,250
MidAmerican Energy Holdings 5.95% 5/15/37	1,050,000	995,091
Midamerican Funding 6.75% 3/1/11	20,000	21,199
Midwest Generation 8.30% 7/2/09	340,385	346,342
Mirant Americas Generation 8.30% 5/1/11	885,000	898,275
Mirant North America 7.375% 12/31/13	375,000	382,500
NRG Energy 7.375% 2/1/16	795,000	798,975
Orion Power Holdings 12.00% 5/1/10	575,000	632,500
Pepco Holdings
6.125% 6/1/17	235,000	236,184
•6.246% 6/1/10	285,000	285,722
#Power Contract Financing 144A 6.256% 2/1/10	110,831	112,550
Public Service 6.25% 9/1/37	290,000	295,406
Rede Empresas de Energia Electrica
11.125% 4/29/49	72,000	72,540
#144A 11.125% 4/2/49	1,050,000	1,057,875
TECO Energy 7.20% 5/1/11	20,000	20,966
Wisconsin Power & Light 6.375% 8/15/37	290,000	296,318
		14,149,260
Energy – 1.91%
Anadarko Petroleum 5.95% 9/15/16	150,000	148,816
Apache 5.25% 4/15/13	305,000	303,660
#Canadian Oil Sands 144A 4.80% 8/10/09	115,000	114,320
Chesapeake Energy
6.375% 6/15/15	50,000	49,313
6.625% 1/15/16	450,000	450,000
Compton Petroleum Finance 7.625% 12/1/13	415,000	402,550
*Devon Energy 7.95% 4/15/32	110,000	131,499
EnCana 6.625% 8/15/37	255,000	262,469
#Energy Partners 144A 9.75% 4/15/14	340,000	328,100
Geophysique-Veritas
7.50% 5/15/15	85,000	87,975
7.75% 5/15/17	370,000	382,950
#Hilcorp Energy I 144A
7.75% 11/1/15	850,000	835,125
9.00% 6/1/16	750,000	768,750
#Lukoil International Finance 144A
6.356% 6/7/17	755,000	726,688
6.656% 6/7/22	540,000	512,244
Mariner Energy 8.00% 5/15/17	400,000	393,000
Nexen 6.40% 5/15/37	468,000	456,263
#OPTI Canada 144A
7.875% 12/15/14	250,000	251,250
8.25% 12/15/14	75,000	75,938
PetroHawk Energy 9.125% 7/15/13	610,000	646,600
Plains Exploration & Production 7.00% 3/15/17	390,000	366,600
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	425,000	423,964
5.838% 9/30/27	500,000	457,951

Seitel Acquistion 9.75% 2/15/14		620,000	589,000
Siberian Oil 10.75% 1/15/09		30,000	31,662
#Stallion Oilfield Services 144A 9.75% 2/1/15		325,000	316,469
Suncor Energy 6.50% 6/15/38		1,295,000	1,329,294
#TNK-BP Finance 144A 6.625% 3/20/17		1,965,000	1,834,916
•TransCanada Pipelines 6.35% 5/15/67		420,000	403,803
Tyumen Oil 11.00% 11/6/07		30,000	30,240
Whiting Petroleum 7.25% 5/1/13		275,000	269,500
Williams 7.50% 1/15/31		650,000	677,625
XTO Energy
6.25% 8/1/17		405,000	411,927
6.75% 8/1/37		295,000	308,823
			14,779,284
Finance Companies – 2.31%
*#Algoma Acqusition 144A 9.875% 6/15/15		225,000	201,375
•American Express 6.80% 9/1/66		1,130,000	1,159,943
#Capmark Financial Group 144A
5.875% 5/10/12		1,050,000	957,196
6.30% 5/10/17		1,480,000	1,290,259
FTI Consulting 7.625% 6/15/13		800,000	824,000
General Electric Capital
•5.02% 2/2/11	NOK	7,500,000	1,374,532
5.125% 1/28/14	SEK	6,500,000	1,000,278
5.625% 9/15/17	USD	850,000	851,371
General Electric Capital UK Funding 4.625% 1/18/16	GBP	503,000	932,215
•HSBC Financial 4.889% 4/24/10	CAD	688,000	690,276
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	420,000	405,484
International Lease Finance
5.75% 6/15/11		670,000	676,703
5.875% 5/1/13		440,000	442,258
Leucadia National 8.125% 9/15/15		475,000	480,344
Residential Capital
•6.224% 6/9/08		160,000	147,400
7.125% 11/21/08		960,000	859,420
7.375% 5/17/13	GBP	650,000	1,037,297
•7.80% 11/21/08	USD	325,000	292,094
SLM 5.375% 1/15/13		2,510,000	2,275,015
Washington Mutual
*5.25% 9/15/17		530,000	487,276
5.50% 8/24/11		545,000	538,515
•#Washington Mutual Preferred Funding II 144A 6.895% 12/31/49		700,000	657,054
•#Xstrata Finance 144A 5.85% 11/13/09		310,000	308,457
			17,888,762
Industrial – 0.05%
#Mobile Services Group 144A 9.75% 8/1/14		375,000	376,875
			376,875
Insurance – 0.99%
Berkshire Hathaway Finance 4.85% 1/15/15		655,000	629,686
#HUB International Holdings 144A 10.25% 6/15/15		250,000	233,750
#Max USA Holdings 144A 7.20% 4/14/17		755,000	735,499
#Metropolitan Life Global Funding I 144A 4.25% 7/30/09		450,000	445,230
Montpelier Re Holdings 6.125% 8/15/13		195,000	193,731
#Nippon Life Insurance 144A 4.875% 8/9/10		535,000	530,525
*#Sul America Participacoes 144A 8.625% 2/15/12		350,000	360,500
t•#Twin Reefs Pass Through Trust 144A 6.82% 12/31/49		600,000	476,244
Unitrin 6.00% 5/15/17		775,000	754,939
Unum Group 5.859% 5/15/09		320,000	324,520
#USI Holdings 144A 9.75% 5/15/15		450,000	406,125
WellPoint
4.25% 12/15/09		295,000	290,740
5.00% 12/15/14		836,000	797,017

5.875% 6/15/17		150,000	149,217
6.375% 6/15/37		840,000	835,451
•#White Mountains Re Group 144A 7.506% 5/29/49		520,000	492,676
			7,655,850
Natural Gas – 0.87%
AmeriGas Partners 7.125% 5/20/16		210,000	205,275
#Dynergy Holdings 144A 7.75% 6/1/19		900,000	865,125
El Paso
6.875% 6/15/14		415,000	420,910
*7.00% 6/15/17		350,000	357,135
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		325,000	335,494
Enterprise Products Operating
4.00% 10/15/07		110,000	109,944
4.625% 10/15/09		330,000	327,392
5.60% 10/15/14		720,000	706,279
•8.375% 8/1/66		475,000	488,940
Ferrellgas Finance Escrow 6.75% 5/1/14		85,000	83,300
Inergy Finance
6.875% 12/15/14		275,000	266,750
8.25% 3/1/16		75,000	77,813
Kinder Morgan Energy Partners 5.125% 11/15/14		480,000	457,189
Kinder Morgan Finance 5.35% 1/5/11		530,000	518,481
ONEOK 5.51% 2/16/08		405,000	404,806
Regency Energy Partners 144A 8.375% 12/15/13		438,000	460,995
Valero Energy 6.625% 6/15/37		230,000	234,186
Valero Logistics Operations 6.05% 3/15/13		415,000	417,119
			6,737,133
Real Estate – 0.76%
BF Saul REIT 7.50% 3/1/14		1,295,000	1,210,824
#China Properties Group 144A 9.125% 5/4/14		565,000	509,913
#Greentown China Holdings 144A 9.00% 11/8/13		740,000	730,750
Host Marriott 7.125% 11/1/13		410,000	415,125
HRPT Properties Trust 6.25% 6/15/17		485,000	467,252
iStar Financial
*5.15% 3/1/12		375,000	347,321
5.875% 3/15/16		635,000	569,222
Regency Centers 5.875% 6/15/17		510,000	493,074
Rouse 7.20% 9/15/12		350,000	352,925
•#USB Realty 144A 6.091% 12/22/49		800,000	769,192
			5,865,598
Technology – 0.56%
Freescale Semiconductor 8.875% 12/15/14		325,000	315,250
International Business Machines 4.00% 11/11/11	EUR	1,000,000	1,387,704
*MagnaChip Semiconductor 8.00% 12/15/14	USD	425,000	295,375
Solectron Global Finance 8.00% 3/15/16		565,000	614,438
Sungard Data Systems 10.25% 8/15/15		466,000	489,300
Xerox 5.50% 5/15/12		1,230,000	1,219,463
			4,321,530
Transportation – 0.84%
Continental Airlines 6.503% 6/15/11		585,000	586,647
#Erac USA Finance 144A 5.30% 11/15/08		100,000	99,224
Hertz 8.875% 1/1/14		905,000	936,675
Kansas City Southern de Mexico 9.375% 5/1/12		1,175,000	1,236,687
Kansas City Southern Railway 9.50% 10/1/08		350,000	359,188
‡Northwest Airlines 10.00% 2/1/09		145,000	14,863
Red Arrow International Leasing 8.375% 3/31/12	RUB	67,637,427	2,774,991
Seabulk International 9.50% 8/15/13	USD	515,000	552,338
			6,560,613
Total Corporate Bonds (cost $241,416,608)			240,635,813

Foreign Agencies – 1.43%Δ
Austria – 0.23%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	196,000,000	1,737,852
			1,737,852

Germany – 1.20%
KFW
1.75% 3/23/10	JPY	100,000,000	885,612
3.50% 7/4/21	EUR	2,194,000	2,770,618
4.125% 7/4/17	EUR	3,441,000	4,763,094
Rentenbank 1.375% 4/25/13	JPY	103,000,000	897,215
			9,316,539
Total Foreign Agencies (cost $10,779,397)			11,054,391

Municipal Bonds – 0.18%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	USD	85,000	89,515
§California State 5.00% 2/1/33-14		25,000	27,049
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		95,000	98,548
Illinois State Taxable Pension 5.10% 6/1/33		10,000	9,386
Massachusetts Health & Education Facilities Authority Revenue Series A 5.02% 7/15/36		220,000	227,957
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29		25,000	26,180
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		40,000	41,848
Oregon State Taxable Pension 5.892% 6/1/27		5,000	5,175
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47		865,000	844,171
Total Municipal Bonds (cost $1,383,644)			1,369,829

Non-Agency Asset-Backed Securities – 5.42%
•Bank of America Credit Card Trust Series 2006-A10 A10 5.733% 2/15/12		9,585,000	9,539,601
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.00% 9/15/11		980,000	981,611
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.65% 7/15/20		900,000	902,340
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12		325,000	326,980
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13		789,401	766,160
•Chase Issuance Trust Series 2007-A11 A11 5.75% 7/16/12		7,562,500	7,507,877
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		1,797,000	1,808,357
•Series 2007-A6 A6 5.35% 7/12/12		10,500,000	10,421,533
•Series 2007-A7 A7 5.846% 8/20/14		1,065,000	1,063,732
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11		470,000	470,000
•Countrywide Asset-Backed Certificates
Series 2006-3 2A2 5.31% 6/25/36		70,000	68,231
Series 2006-S7 A3 5.712% 11/25/35		1,165,000	1,141,966
Series 2006-S9 A3 5.728% 8/25/36		745,000	738,024
Credit-Based Asset Servicing and Securitization Series 2007-CB1 AF2 5.721% 1/25/37		405,000	402,428
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		1,475,000	1,472,360
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		1,325,000	1,334,178
GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36		180,000	177,076
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12		325,000	325,000
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		200,772	193,243
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 5.29% 3/25/37		130,000	124,883
Mid-State Trust
Series 11 A1 4.864% 7/15/38		17,501	16,361
Series 2004-1 A 6.005% 8/15/37		9,115	9,335
Series 2005-1 A 5.745% 1/15/40		201,007	190,956
#Series 2006-1 A 144A 5.787% 10/15/40		248,777	235,793
Renaissance Home Equity Loan Trust Series 2005-4 A2 5.399% 2/25/36		77,849	77,543
•Residential Asset Securities Series 2006-KS3 AI3 5.30% 4/25/36		105,000	101,639
RSB Bondco Series 2007-A A2 5.723% 4/1/18		555,000	564,089
•#SLM Student Loan Trust Series 2003-4 A5C 144A 5.854% 3/15/33		1,035,000	1,035,528
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31		43,060	38,861
Total Non-Agency Asset-Backed Securities (cost $42,294,096)			42,035,685

Non-Agency Collateralized Mortgage Obligations – 7.68%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.416% 1/25/36		1,065,039	1,026,736
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33		1,102,830	1,090,080
Series 2004-2 1A1 6.00% 3/25/34		2,778	2,746
Series 2004-10 1CB1 6.00% 11/25/34		74,971	75,346
Series 2005-3 2A1 5.50% 2/25/20		657,691	649,470

Series 2005-3 2A1 5.50% 4/25/20	91,933	90,784
Series 2005-5 2CB1 6.00% 6/25/35	165,796	163,879
Series 2005-6 7A1 5.50% 7/25/20	233,855	230,931
Series 2005-9 5A1 5.50% 10/25/20	462,118	456,342
Bank of America Funding Series 2005-8 1A1 5.50% 1/25/36	1,254,725	1,219,828
Bank of America Mortgage Securities
•Series 2003-D 1A2 7.281% 5/25/33	75	76
Series 2005-9 2A1 4.75% 10/25/20	306,117	297,417
•Series 2005-A 1A1 4.064% 2/25/35	94,472	94,708
•Bear Stearns Adjustable Rate Mortgage Trust Series 2007-3 1A1 5.481% 5/25/47	1,494,319	1,496,482
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.159% 5/25/36	376,371	381,076
Series 2006-6 2A1 5.94% 11/25/36	1,621,532	1,585,774
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	284,939	286,054
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	537,089	521,822
Citicorp Mortgage Securities Series 2006-3 1A4 6.00% 6/25/36	1,005,000	979,323
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.086% 8/25/34	1,838,063	1,811,829
Series 2007-AR5 1AB 5.619% 4/25/37	796,674	803,820
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	384,189	379,747
•Series 2004-J7 1A2 4.673% 8/25/34	14,378	14,337
•Series 2005-63 3A1 5.89% 11/25/35	323,297	325,195
Series 2006-2CB A3 5.50% 3/25/36	262,482	262,383
tCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.077% 5/25/33	808	807
•Series 2004-HYB4 M 4.833% 9/20/34	385,054	369,009
Series 2005-23 A1 5.50% 11/25/35	1,657,330	1,611,236
Series 2005-29 A1 5.75% 12/25/35	1,246,989	1,211,528
Series 2006-1 A2 6.00% 3/25/36	288,248	286,447
Series 2006-1 A3 6.00% 3/25/36	130,304	128,797
Series 2006-17 A5 6.00% 12/25/36	581,395	585,562
•Series 2006-HYB3 3A1A 6.096% 5/20/36	65,520	373,678
•Series 2007-HYB1 4A2 5.931% 3/25/37	2,120,863	2,124,838
Credit Suisse First Boston Mortgage Securities Series 2003-29 5A1 7.00% 12/25/33	10,119	10,371
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	1,921	2,033
•Series 2004-AR5 4A1 5.70% 10/25/34	26,979	26,976
•Series 2007-AR2 1A1 5.862% 8/25/37	1,463,252	1,457,765
Series 2007-AR3 2A2 6.327% 10/25/37	2,500,000	2,508,594
•GMAC Loan Trust Series 2005-AR2 4A 5.183% 5/25/35	322,713	319,574
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35	291,225	311,682
Series 2005-RP1 1A4 8.50% 1/25/35	228,419	246,073
Series 2006-RP1 1A2 7.50% 1/25/36	381,499	404,241
GSR Mortgage Loan Trust
Series 2006-1F 5A2 6.00% 2/25/36	216,714	214,208
•Series 2006-AR1 3A1 5.389% 1/25/36	606,902	605,091
•Indymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.847% 12/25/35	323,285	325,348
•JPMorgan Mortgage Trust
Series 2004-A6 1A2 4.852% 12/25/34	566,035	559,375
Series 2005-A4 1A1 5.40% 7/25/35	319,236	318,014
Series 2005-A6 1A2 5.138% 9/25/35	855,000	826,344
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	255,208	255,341
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.904% 12/25/33	3,596	3,684
Series 2005-6 7A1 5.328% 6/25/35	198,666	197,678
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18	52,208	51,555
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	450,432	480,403
Series 2005-2 1A4 8.00% 5/25/35	264,154	283,167
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	200,329	199,453

Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35		275,000	270,265
•Series 2006-AF1 1A2 6.159% 5/25/36		400,000	396,245
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34		9,450	9,465
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		545	555
Series 2004-SL4 A3 6.50% 7/25/32		43,015	44,130
Series 2005-SL1 A2 6.00% 5/25/32		107,500	109,542
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.04% 9/25/36		457,254	462,669
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34		34,247	34,210
Series 2005-3XS A2 5.38% 1/25/35		52,994	52,993
Structured Asset Securities
•Series 2002-22H 1A 6.943% 11/25/32		1,455	1,478
Series 2004-5H A2 4.43% 12/25/33		112,630	112,157
Series 2004-12H 1A 6.00% 5/25/34		426,283	424,951
tWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		50,162	49,849
Series 2005-9 3CB 5.50% 10/25/20		253,972	250,798
Series 2006-5 2CB3 6.00% 7/25/36		470,395	476,886
tWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		49,632	49,058
Series 2004-CB3 4A 6.00% 10/25/19		68,665	68,879
•Series 2006-AR10 1A1 5.943% 9/25/36		464,056	465,669
•Series 2006-AR14 2A1 5.763% 11/25/36		3,275,292	3,255,078
•Series 2007-HY3 4A1 5.349% 3/25/37		1,275,095	1,266,062
•Series 2007-HY6 2A2 5.285% 6/25/37		1,439,272	1,413,124
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-O A1 4.893% 8/25/34		4,020,030	3,956,874
•Series 2004-T A1 6.081% 9/25/34		76,681	76,871
Series 2005-12 1A7 5.50% 11/25/35		465,384	449,968
Series 2005-14 2A1 5.50% 12/25/35		724,170	704,029
Series 2005-17 1A1 5.50% 1/25/36		407,687	396,221
Series 2005-17 1A2 5.50% 1/25/36		380,203	367,609
•Series 2005-AR16 6A4 5.00% 10/25/35		1,209,071	1,202,029
Series 2006-1 A3 5.00% 3/25/21		710,985	685,879
Series 2006-2 3A1 5.75% 3/25/36		488,357	476,439
Series 2006-3 A11 5.50% 3/25/36		2,295,000	2,149,214
Series 2006-4 2A3 5.75% 4/25/36		248,478	247,592
•Series 2006-AR4 1A1 5.857% 4/25/36		560,444	554,420
•Series 2006-AR4 2A1 5.774% 4/25/36		376,737	371,874
•Series 2006-AR5 2A1 5.533% 4/25/36		460,117	462,134
•Series 2006-AR6 7A1 5.114% 3/25/36		3,123,452	3,062,010
•Series 2006-AR10 5A1 5.597% 7/25/36		435,941	435,262
•Series 2006-AR14 2A4 6.089% 10/25/36		378,754	383,363
•Series 2006-AR18 2A2 5.72% 11/25/36		1,115,368	1,117,179
•Series 2006-AR19 A1 5.65% 12/25/36		1,319,569	1,316,593
Series 2007-8 2A6 6.00% 7/25/37		310,000	303,705
Series 2007-13 A7 6.00% 9/25/37		1,015,725	998,585
Total Non-Agency Collateralized Mortgage Obligations (cost $59,520,854)			59,476,970

Regional Agencies – 1.24%Δ
Australia – 1.24%
New South Wales Treasury
5.50% 3/1/17	AUD	1,681,000	1,376,386
6.00% 5/1/12	AUD	2,088,000	1,793,842
Queensland Treasury 6.00% 8/14/13	AUD	7,497,000	6,420,804
Total Regional Agencies (cost $9,295,246)			9,591,032

Regional Authorities – 0.15%Δ
Argentina – 0.09%

*#Province of Buenos Aires 144A 9.625% 4/18/28	USD	760,000	653,600
			653,600
Canada – 0.06%
Ontario Province 1.875% 1/25/10	JPY	55,000,000	488,623
			488,623
Total Regional Authorities (cost $1,240,939)			1,142,223
«Senior Secured Loans – 1.77%
Allied Waste North America 7.73% 3/28/14	USD	250,000	246,876
Aramark
7.08% 1/26/14		348,658	342,612
7.485% 1/26/14		26,342	25,885
AWAS 2nd Lien 11.44% 3/10/13		410,728	404,567
Building Materials 8.11% 2/22/14		300,000	278,376
Cricket Communications 7.94% 6/16/13		124,684	123,464
HCA 7.614% 11/17/13		694,750	682,040
Healthsouth 8.62% 3/10/13		676,057	661,971
Idearc 7.35% 11/1/14		397,499	391,351
Jarden 7.67% 1/24/12		250,000	243,937
Lyondell Chemical 7.11% 8/16/13		594,000	591,235
NE Energy
7.87% 11/1/13		468,150	455,665
7.985% 11/1/13		31,850	31,000
Stallion Oilfield Services 10.86% 6/12/13		800,000	780,000
Surgical Care Affiliates 8.31% 12/29/14		124,688	118,453
Talecris Biotherapeutics 2nd Lien 11.85% 12/6/14		705,000	712,050
Telesat Canada 9.00% 2/14/08		1,345,000	1,291,200
Tribune 8.32% 5/30/14		200,000	182,850
United Airlines 7.375% 2/1/14		797,000	759,641
Univision Communications 7.60% 9/15/14		475,000	450,656
US Airways Group 8.05% 3/23/14		175,000	167,063
Visteon 8.61% 6/13/13		200,000	188,834
Wimar Opco Finance 7.86% 1/3/12		150,000	145,641
Wind Acquisition PIK 12.61% 12/7/11		834,290	846,804
Windstream Term Loan B 8.36% 7/17/13		3,576,038	3,561,520
Total Senior Secured Loans (cost $13,886,361)			13,683,691
Sovereign Agencies– 0.12%Δ
Norway – 0.12%
Kommunalbanken 4.25% 10/24/11	NOK	5,340,000	964,063
Total Sovereign Agencies (cost $855,986)			964,063
Sovereign Debt – 12.95%Δ
Austria – 0.70%
Republic of Austria
5.25% 1/4/11	EUR	1,267,000	1,863,804
#144A 4.00% 9/15/16	EUR	2,546,000	3,528,094
			5,391,898
Brazil – 1.13%
Federal Republic of Brazil
10.25% 1/10/28	BRL	4,215,000	2,397,238
12.50% 1/5/22	BRL	5,556,000	3,672,174
•Nota do Tesouro Nacional (Treasury Note) 10.00% 1/12/12	BRL	5,105,000	2,728,153
			8,797,565
Colombia – 0.20%
Republic of Colombia
9.85% 6/28/27	COP	1,717,000,00	864,337
12.00% 10/22/15	COP	1,301,000,00	724,413
			1,588,750
France – 0.56%
France Government O.A.T
4.00% 10/25/38	EUR	1,690,000	2,153,906
4.00% 4/25/55	EUR	1,738,000	2,193,817
			4,347,723

Germany – 0.42%
Deutschland Republic 6.25% 1/4/24	EUR	1,934,000	3,289,568
			3,289,568
Indonesia – 1.71%
Republic of Indonesia
10.00% 9/17/24	IDR	24,645,000,000	2,735,732
10.25% 7/15/22	IDR	50,817,000,000	5,793,233
10.25% 7/15/27	IDR	37,075,000,000	4,187,950
#144A 6.625% 2/17/37	USD	595,000	570,456
			13,287,371
Japan – 4.96%
Japan Government
5 yr Bond 1.50% 6/20/11	JPY	605,300,000	5,351,945
10 yr Bond 1.70% 3/20/17	JPY	18,000,000	157,562
10 yr Bond 1.90% 6/20/16	JPY	632,800,000	5,671,829
20 yr Bond 2.00% 3/20/27	JPY	1,756,000,00	14,964,540
20 yr Bond 2.10% 12/20/26	JPY	408,700,000	3,522,918
20 yr Bond 2.30% 6/20/26	JPY	584,100,000	5,206,433
30 yr Bond 2.40% 3/20/37	JPY	266,000,000	2,308,794
Japanese Government CPI Linked Bond 10 yr Bond 0.80% 3/10/16	JPY	149,705,400	1,262,698
			38,446,719
Malaysia – 0.46%
Malaysian Government
3.718% 6/15/12	MYR	4,440,000	1,309,795
3.756% 4/28/11	MYR	5,163,000	1,525,022
3.814% 2/15/17	MYR	450,000	132,965
7.00% 3/15/09	MYR	1,954,000	601,591
			3,569,373
Mexico – 0.69%
Mexican Government
8.00% 12/17/15	MXN	43,472,000	3,996,280
9.00% 12/20/12	MXN	4,124,000	397,152
10.00% 12/5/24	MXN	8,420,000	919,877
			5,313,309
Norway – 0.26%
Norwegian Government 6.50% 5/15/13	NOK	10,081,000	2,025,432
			2,025,432
Pakistan – 0.08%
#Republic of Pakistan 144A 6.875% 6/1/17	USD	670,000	582,900
			582,900
Poland – 0.38%
Poland Government
5.25% 10/25/17	PLN	5,268,000	1,927,205
6.25% 10/24/15	PLN	2,536,000	992,420
			2,919,625
Republic of Korea – 0.15%
Government of South Korean 4.25% 12/7/21	EUR	900,000	1,172,360
			1,172,360
United Arabic Emirates – 0.29%
#Emirate of Abu Dhabi 144A 5.50% 8/2/12	USD	2,200,000	2,233,000
			2,233,000
United Kingdom – 0.96%
U.K. Treasury
4.25% 3/7/11	GBP	1,740,000	3,471,147
4.75% 9/7/15	GBP	623,000	1,252,193
5.00% 3/7/12	GBP	703,000	1,439,327
9.00% 7/12/11	GBP	540,000	1,252,796
			7,415,463
Total Sovereign Debt (cost $97,222,238)			100,381,056

Supranational Banks – 3.55%
Asia Development Bank 0.50% 10/9/12	AUD	759,000	495,317

European Bank for Reconstruction & Development 12.50% 3/23/09	ISK	154,100,000	2,491,081
European Investment Bank
1.40% 6/20/17	JPY	258,900,000	2,203,594
4.25% 12/7/10	GBP	826,000	1,632,686
4.75% 10/15/17	EUR	1,567,000	2,276,844
6.00% 7/15/09	NZD	2,340,000	1,708,924
Inter-American Development Bank
7.25% 5/24/12	NZD	11,704,000	8,741,396
9.00% 8/6/10	BRL	1,605,000	868,609
13.00% 6/20/08	ISK	150,200,000	2,430,010
International Bank for Reconstruction & Development 13.625% 5/9/17	TRY	1,525,000	1,290,449
Nordic Investment Bank
1.70% 4/27/17	JPY	160,000,000	1,396,990
4.625% 7/30/10	NOK	10,820,000	1,972,826
Total Supranational Banks (cost $25,928,351)			27,508,726

U.S. Treasury Obligations – 5.22%
U.S. Treasury Bonds 4.75% 2/15/37	USD	125,000	123,311
U.S. Treasury Inflation Index Notes
*2.00% 1/15/26		451,281	431,114
2.375% 4/15/11		104,944	105,657
¥*2.375% 1/15/17		1,296,302	1,306,026
*3.00% 7/15/12		388,101	404,049
3.625% 1/15/08		361,018	360,680
*U.S. Treasury Notes
4.125% 8/31/12		25,695,000	25,598,669
4.50% 5/15/10		325,000	329,190
4.75% 8/15/17		11,599,000	11,758,498
Total U.S. Treasury Obligations (cost $40,411,855)			40,417,194

		Number of
		Shares
Common Stock – 0.17%
†Adelphia		280,000	49,000
†Adelphia Recovery Trust Series ACC-1		274,798	20,060
†Adelphia Recovery Trust Series Arahova		1,087,366	511,062
†Century Communications		2,500,000	1,875
†Mirant		116	4,719
@†Õ=Port Townsend		685	427,440
†Time Warner Cable Class A		9,052	296,906
Total Common Stock (cost $1,321,252)			1,311,062

Convertible Preferred Stock – 0.34%
•Citigroup Funding 4.943% exercise price $29.50, expiration date 9/27/08		43,100	1,265,416
General Motors 5.25% exercise price $64.90, expiration date 3/6/32		13,275	282,625
New York Community Capital Trust V 6.00% exercise price $20.04, expiration date 5/7/51		22,000	1,094,500
Total Convertible Preferred Stock (cost $2,635,708)			2,642,541

Preferred Stock – 0.00%
Nexen 7.35%		200	5,000
Total Preferred Stock (cost $5,290)			5,000

Warrant – 0.10%
†Argentina GDP Linked, expiration date 12/15/35		6,087,000	794,354
Total Warrant (cost $803,028)			794,354

		Principal
		Amount°
≠Discount Note – 3.33%
Federal Home Loan Bank 4.001% 10/1/07	USD	25,838,578	25,838,578
Total Discount Note (cost $25,838,578)			25,838,578

Repurchase Agreements – 7.20%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $55,817,600,
collateralized by $25,472,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $25,251,539,
$4,184,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $4,208,506, $2,907,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $2,923,554,
$10,211,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $10,343,387 and $13,380,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $14,253,193)	55,799,000	55,799,000
Total Repurchase Agreements (cost $55,799,000)		55,799,000

Total Value of Securities Before Securities Lending Collateral – 106.17%
(cost $817,672,054)		822,652,845

Securities Lending Collateral** – 12.51%
Investment Companies
Mellon GSL DBT II Collateral Fund	96,895,754	96,895,754
Total Securities Lending Collateral (cost $96,895,754)		96,895,754

Total Value of Securities – 118.68%
(cost $914,567,808)		919,548,599©

Obligation to Return Securities Lending Collateral** – (12.51%)		(96,895,754)
Liabilities Net of Receivables and Other Assets (See Notes) – (6.17%)z		(47,843,726)
Net Assets Applicable to 77,285,745 Shares Outstanding – 100.00%		$774,809,119

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
ISK – Iceland Krona
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

†Non-income producing security for the period ended September 30, 2007.
‡Non-income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of September 30, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
≠The rate shown is the effective yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2007, the aggregate amount of Rule 144A securities equaled $78,222,023, which represented 10.10% of the Series’ net assets. See Note 7 in "Notes."
ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2007, the aggregate amount of the restricted security equaled $427,440 or 0.01% of the Series’ net assets. See Note 7 in “Notes.”

@Illiquid security. At September 30, 2007, the aggregate amount of illiquid securities equaled $427,440, which represented 0.01% of the Series’ net assets. See Note 7 in “Notes.”
¥Fully or partially pledged as collateral for financial futures contracts.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
ΔSecurities have been classified by country of origin.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2007 the aggregate amount of fair valued securities equaled $427,440, which represented 0.01% of the Series’ net assets. See Note 1 in "Notes."
*Fully or partially on loan.
**See Note 6 in "Notes."
©Includes $95,034,663 of securities loaned.
zOf this amount, $102,304,806 represents payable for securities purchased as of September 30, 2007.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CPI – Consumer Price Index
CPN – Interest Coupon Only
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GDP – Gross Domestic Product
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
NIM – Net Interest Margin
O.A.T. – Obligation Assimilable au Tresor (Treasury Security)
PIK – Pay-in-Kind
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2007:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	464,559	NZD	(543,000)	10/31/07	$ 1,442
AUD	7,475,524	USD	(6,632,412)	10/3/07	1,159
AUD	(5,068,888)	USD	4,218,659	10/31/07	(273,377)
BRL	(3,204,372)	USD	1,704,000	10/24/07	(44,157)
BRL	(1,938,833)	USD	1,039,031	11/30/07	(18,706)
CAD	(826,000)	USD	832,412	10/3/07	1,856
CAD	(2,836,750)	USD	2,695,295	10/31/07	(158,059)
CAD	1,697,635	USD	(1,694,189)	11/30/07	13,979
EUR	1,863,497	GBP	(1,266,000)	10/31/07	71,323
EUR	389,000	ISK	(34,593,770)	10/31/07	(1,516)
EUR	2,652,219	ISK	(238,845,595)	10/31/07	(58,350)
EUR	4,736,135	NOK	(37,702,709)	10/31/07	(232,116)
EUR	492,217	NZD	(957,435)	10/31/07	(20,869)
EUR	1,350,922	PLN	(5,136,298)	10/31/07	(15,429)
EUR	549,021	TRY	(999,054)	10/31/07	(34,825)
EUR	(6,743,726)	USD	9,191,945	10/31/07	(432,756)
EUR	2,920,103	USD	(4,133,181)	11/30/07	36,368

GBP	1,435,256	JPY	(327,643,000)	10/31/07	69,927
GBP	(425,998)	USD	856,830	10/22/07	(14,289)
GBP	(917,573)	USD	1,846,534	10/31/07	(29,400)
IDR	(9,931,250,000)	USD	2,101,699	10/31/07	(77,706)
JPY	(479,175,573)	EUR	3,069,810	10/31/07	192,118
JPY	234,973,933	EUR	(1,511,747)	10/31/07	(103,345)
JPY	(996,770,287)	USD	8,807,242	10/31/07	93,091
JPY	15,694,266	USD	(137,739)	11/30/07	(35)
KRW	11,649,400	USD	(12,466)	10/9/07	268
MXN	65,088	USD	(5,851)	10/18/07	92
MXN	(14,273,280)	USD	1,285,186	10/31/07	(16,774)
MXN	5,379,000	USD	(488,157)	7/24/08	(7,800)
MYR	(11,081,488)	USD	3,167,950	10/31/07	(88,730)
MYR	6,895,737	USD	(2,080,790)	5/19/08	(39,457)
MYR	2,038,850	USD	(605,000)	5/20/08	(1,426)
NOK	6,295,420	USD	(1,081,000	10/31/07	86,419
NZD	23,937	AUD	(17,030)	10/19/07	1,077
NZD	(9,450,061)	USD	6,679,038	10/31/07	(460,696)
NZD	7,649,697	AUD	(6,518,757)	11/30/07	(7,314)
SEK	21,815,904	EUR	(2,336,000)	10/31/07	55,232
SEK	(7,404,764)	USD	1,146,000	11/30/07	(5,299)
TRY	(2,651,318)	USD	2,130,000	10/31/07	(41,875)
TRY	(6,081,508)	USD	4,881,765	11/30/07	(49,609)
					$(1,609,564)

Futures Contracts2

					Unrealized
	Contracts	Notional	Notional		Appreciation
	to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
12	Canadian 10 year Bond	$1,359,966	$1,356,553	12/18/07	$ (3,413)
130	Euro Bond	20,112,666	20,888,618	12/10/07	775,952
22	Long Gilt Bond	4,752,092	4,813,466	12/31/07	61,374
10	U.S. Treasury 2 year Notes	2,062,997	2,070,469	1/4/08	7,472
1,051	U.S. Treasury 5 year Notes	112,328,304	112,489,844	12/31/07	161,540
(85)	U.S. Treasury Long Bond	(9,490,541)	(9,464,219)	12/31/07	26,322
					$511,704

Swap Contracts3
Index Swap Contracts

		Spread Swap	Unrealized
Notional Amount	Expiration Date	Description	Depreciation
$1,400,0000	12/31/07	Agreement with Bank of America to receive the notional amount multiplied by the return on the BOFA 10 yr Commercial MBS Index AAA adjusted by a spread of 0.15% and to pay the notional amount multiplied by the fixed rate of 6.78%.	$(27,333)

Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
ABX Home Equity Index 06-1	$3,750,000	0.54%	7/25/45	$(124,687)
ABX Home Equity BBB-Index 06-1	8,805,000	2.67%	7/25/45	4,151,891
Beazer Homes 5 yr CDS	1,625,000	3.08%	6/20/12	415,525
Best Buy
5 yr CDS	1,100,000	0.60%	9/20/12	(1,887)
10 yr CDS	550,000	0.98%	9/20/17	(3,443)
CDX.NA.High Yield-9.1	4,080,000	3.75%	12/20/12	17,370
Rohm & Haas 5.5 yr CDS	950,000	0.37%	3/20/13	(5,225)

JPMorgan Chase Bank
ABX Home Equity BBB-Index 06-1	3,595,000	2.67%	7/25/45	1,514,989
Embarq 7 yr CDS	985,000	0.77%	9/20/14	4,772
Merrill Lynch 5 yr CDS	600,000	0.58%	12/20/12	1,801
Lehman Brothers
Autozone 7 yr CDS	850,000	0.445%	6/20/14	152
Avon Products 7 yr CDS	850,000	0.245%	6/20/14	(232)
Campbell Soup 7 yr CDS	850,000	0.18%	6/20/14	3,070
Capmark Financial
5 yr CDS	470,000	1.65%	9/20/12	27,607
5 yr CDS	300,000	2.42%	9/20/12	8,249
5 yr CDS	600,000	4.25%	9/20/12	(28,049)
CDX.NA High Yield-9.1	11,630,000	3.75%	12/20/12	31,341
Computer Science 7 yr CDS	850,000	1.00%	6/20/14	(25,544)
Gannet 7 yr CDS	737,000	0.88%	9/20/14	(4,852)
Home Depot 5 yr CDS	2,100,000	0.50%	9/20/12	8,574
Kimberly-Clark 7 yr CDS	850,000	0.195%	6/20/14	998
McDonald’s 7 yr CDS	850,000	0.18%	6/20/14	5,456
New York Times 7 yr CDS	737,000	0.75%	9/20/14	(3,543)
Newell Rubber 7 yr CDS	850,000	0.385%	6/20/14	(2,950)
Sara Lee 7 yr CDS	737,000	0.60%	9/20/14	(10,221)
Sysco 7 yr CDS	850,000	0.32%	6/20/14	2,317
TJX Companies 7 yr CDS	850,000	0.61%	6/20/14	(13,749)
V.F.
5 yr CDS	450,000	0.40%	9/20/12	(3,628)
7 yr CDS	850,000	0.365%	6/20/14	(2,500)
Washington Mutual 4 yr CDS	755,000	0.85%	9/20/11	4,373
				5,967,975

Protection Sold:
Goldman Sachs
Residential Capital 5 yr CDS	(550,000)	9.50%	9/20/12	12,691
JPMorgan Chase Bank
Residential Capital 1 yr CDS	(563,000)	8.25%	9/20/08	(28,688)
Residential Capital 1 yr CDS	(706,000)	8.75%	9/20/08	(32,969)
Lehman Brothers
Beazer Homes 5 yr CDS	(1,625,000)	3.43%	6/20/12	(400,598)
Best Buy 5 yr CDS	(550,000)	0.61%	9/20/12	2,347
Best Buy 10 yr CDS	(275,000)	0.99%	9/20/17	1,929
Reynolds American 5 yr CDS	(1,474,000)	1.00%	9/20/12	20,337
				(424,951)
TOTAL				$5,543,024

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in ”Notes.”
2See Note 4 in ”Notes.”
3See Note 5 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust – Delaware VIP Diversified Income Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used.

U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, total return swap contract and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$914,985,161
Aggregate unrealized appreciation	12,178,603
Aggregate unrealized depreciation	(7,615,165)
Net unrealized appreciation	$ 4,563,438

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

5. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the purchaser of protection) transfers to another party (the seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2007, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event or the maturity or termination of the agreement. For the period ended September 30, 2007, the Series did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

6. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2007, the market value of securities on loan was $95,034,663 for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

7. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

8. Change in Custodian
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Emerging Markets Series

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 92.85%Δ
Argentina – 1.78%
Cresud ADR	176,169	$4,002,560
†Grupo Financiero Galicia ADR	214,200	1,696,464
IRSA Inversiones y Representaciones GDR	179,700	2,851,839
†Petrobras Energia Participaciones ADR	202,200	2,032,110
		10,582,973
Australia – 0.15%
†Gindalbie Metals	338,425	509,097
†Golden West Resources	12,719	23,254
†Murchison Metals	83,809	376,365
		908,716
Brazil – 10.17%
AES Tiete	78,909,000	2,852,003
Centrais Eletricas Brasileiras	1,216,923	17,759,249
Cia Vale do Rio Doce ADR	78,502	2,233,382
†Cosan Class A	108,600	1,400,940
CPFL Energia	251,100	4,883,642
†CPFL Energia ADR	50,700	2,952,261
†CSU Cardsystem	309,600	1,341,093
Energias do Brasil	230,800	3,800,079
Petroleo Brasileiro ADR	242,000	15,657,400
†Tim Participacoes ADR	72,000	2,920,320
†Triunfo Participacoes e Investimentos	70,000	295,199
Votorantim Celulose e Papel ADR	158,600	4,539,132
		60,634,700
Chile – 0.27%
†Inversiones Aguas Metropolitanas	237,618	296,282
†#Inversiones Aguas Metropolitanas 144A ADR	51,717	1,288,751
		1,585,033
China – 10.58%■
†51job ADR	57,500	1,147,700
†Baidu.com ADR	17,100	4,953,015
†China Finance Online ADR	34,400	1,105,960
China Mobile	215,200	3,523,989
China Mobile ADR	47,800	3,921,512
China Netcom Group ADR	44,600	2,341,500
China Petroleum & Chemical ADR	24,400	3,003,884
China Telecom	12,636,000	9,525,133
China Unicom	3,327,021	6,881,854
China Unicom ADR	163,100	3,399,004
CNPC	3,393,600	2,147,779
Fountain Set Holdings	1,987,200	725,979
GOME Electrical Appliances Holdings	1,085,000	2,129,846
†Hidili Industry International Development	200,000	317,989
†KongZhong ADR	26,400	177,408
New World China Land	779,300	746,835
PetroChina	2,128,000	4,034,902
PetroChina ADR	28,300	5,238,613
Shun Tak Holdings	326,000	525,032
Sinotrans	2,895,000	1,772,635
Texwinca Holdings	2,414,000	2,002,907
†Tom Group	25,686,000	2,511,157
TravelSky Technology Class H	870,090	932,337
		63,066,970
Colombia – 0.34%
†#Almacenes Exito GDR 144A	274,500	2,013,183
		2,013,183
Hungary – 1.02%
Magyar Telekom Telecommunications	415,992	2,316,255
OTP Bank	69,034	3,747,735
		6,063,990

India – 1.52%
Icici Bank ADR	76,300	4,022,536
#Reliance Industries GDR144A	38,171	4,389,665
†Sify ADR	77,400	657,900
		9,070,101
Indonesia – 3.17%
Bank Mandiri Persero	10,886,220	4,196,189
Bumi Resources	11,449,037	4,475,729
Gudang Garam	3,564,764	3,664,185
Medco Energi Internasional	3,131,000	1,420,856
Panin Life	32,923,000	687,625
Tambang Batubara Bukit Asam	6,238,925	4,468,583
		18,913,167
Israel – 0.85%
Israel Chemicals	555,142	5,087,190
		5,087,190
Kazakhstan – 0.97%
†KazMunaiGas Exploration Production GDR	243,186	5,805,288
		5,805,288
Malaysia – 2.86%
Eastern & Oriental	3,793,611	3,005,943
Hong Leong Bank	2,884,417	4,994,295
KLCC Property Holdings	1,766,200	1,762,313
Media Prima	1,612,000	1,348,261
MISC - Foreign	404,412	1,163,092
Oriental Holdings	1,388,200	2,811,029
Tanjong	379,610	1,994,136
		17,079,069
Mexico – 5.34%
Cemex ADR	185,085	5,537,743
Controladora Comercial Mexicana	794,200	2,106,510
Fomento Economico Mexicano ADR	174,600	6,530,040
Grupo Mexico Serires B	454,389	3,261,245
†Grupo Simec ADR	142,000	1,482,480
Grupo Televisa ADR	348,900	8,432,912
Organizacion Soriana Series B	399,531	1,227,736
Wal-Mart de Mexico	883,654	3,239,758
		31,818,424
Pakistan – 0.15%
Oil & Gas Development GDR	47,167	890,277
		890,277
Peru – 1.14%
Cia de Minas Buenaventura ADR	142,400	6,803,872
		6,803,872
Philippines – 0.59%
†GMA Network	1,389,000	288,863
Manila Water	4,929,900	1,526,960
Philippine Long Distance Telephone ADR	26,400	1,698,576
		3,514,399
Poland – 0.93%
Polski Koncern Naftowy Orlen	147,560	3,097,596
Telekomunikacja Polska	304,991	2,416,764
		5,514,360
Republic of Korea – 15.84%
Basic House	43,995	376,881
Cheil Industries	28,260	1,889,769
=CJ	41,089	3,165,207
†CJ CheilJedang	24,132	6,064,600
†D&Shop	279,500	1,713,285
Daelim Industrial	30,204	5,593,958
GS Holdings	50,000	2,846,379
Hana Financial Group	53,600	2,527,148
Hite Brewery	19,580	2,738,468
Hyundai Elevator	18,100	3,006,126
†Hyundai Engineering & Construction	29,700	2,836,305
Kookmin Bank	61,489	5,119,617
Kookmin Bank ADR	64,100	5,255,559
Korea Electric Power	127,730	5,987,358
KT	112,200	5,633,307

KT ADR	73,627	1,844,356
Lotte Confectionery	1,798	3,127,647
Lotte Shopping	6,100	2,599,438
POSCO ADR	38,600	6,900,523
Samsung Electronics	22,930	14,406,450
SK	9,171	1,954,053
†SK Energy	22,454	3,925,490
SK Telecom ADR	165,800	4,924,260
		94,436,184
Russia – 8.01%
†Chelyabinsk Zink Plant GDR	76,600	1,049,420
Gazprom ADR	398,245	17,563,401
LUKOIL ADR	27,664	2,304,411
LUKOIL ADR (London International Exchange)	187,068	15,545,351
Mobile Telesystems ADR	70,100	4,858,631
NovaTek GDR	68,095	3,575,328
Unified Energy System GDR	23,664	2,882,275
		47,778,817
South Africa – 6.95%
ABSA Group	134,500	2,440,379
Barloworld	117,710	2,214,335
Gold Fields ADR	106,500	1,926,585
JD Group	426,867	3,606,123
Liberty Group	190,658	2,421,520
Mittal Steel South Africa	304,862	6,064,670
Pretoria Portland Cement	180,793	1,254,395
Remgro	75,408	1,915,492
Sasol	95,871	4,119,115
Standard Bank Group	362,093	5,227,492
Steinhoff International Holdings	418,714	1,185,160
Sun International	128,257	2,745,984
Telkom	197,835	4,982,273
Tiger Brands	49,997	1,319,721
		41,423,244
Taiwan – 12.53%
Cathay Financial Holding	1,931,188	4,568,338
†China Life Insurance	4,464,000	2,510,017
China Steel	6,140,860	8,956,794
Chunghwa Telecom ADR	12,260	226,565
Etron Technology	2,757,000	3,396,090
Evergreen Marine	8,885,000	7,691,168
Far EasTone Telecommunications	755,000	955,462
†First Financial Holding	1,418,060	1,014,607
Formosa Chemicals & Fibre	2,255,330	5,770,494
MediaTek	341,250	6,148,460
President Chain Store	1,461,549	4,106,758
Synnex Technology International	1,026,018	2,876,686
Taiwan Semiconductor Manufacturing	2,725,585	5,311,696
Uni-President Enterprises	5,232,160	8,016,179
=United Microelectronics	10,486,367	6,328,038
Wah Lee Industrial	6,453	15,067
†Walsin Lihwa	13,664,000	6,782,804
		74,675,223
Thailand – 2.99%
Bangkok Bank	724,224	2,429,927
Charoen Pokphand Foods - Foreign	21,104,200	3,232,590
Kasikornbank - Foreign	194,537	468,251
Kasikornbank NVDR	1,200,363	2,836,744
Land & Houses NVDR	6,629,101	1,411,887
PTT Exploration & Production	587,900	2,332,732
Siam Cement NVDR	688,993	5,105,885
		17,818,016
Turkey – 3.58%
Aygaz	286,245	1,221,342
Haci Omer Sabanci Holding	350,000	2,247,307
Turk Sise ve Cam Fabrikalari	767,055	3,813,033
Turkcell Iletisim Hizmet	200,400	1,693,521
Turkcell Iletisim Hizmet ADR	72,300	1,538,544
Turkiye Is Bankasi Class C	1,364,084	8,250,053
Yazicilar Holding	353,282	2,590,344
		21,354,144

United Kingdom – 0.40%
†Dev Property Development	449,300	668,751
†Griffin Mining	764,434	1,708,663
		2,377,414
United States – 0.72%
†Applied Micro Circuits	559,100	1,766,756
ConocoPhillips	28,800	2,527,776
		4,294,532
Total Common Stock (cost $442,021,986)		553,509,286

Preferred Stock – 6.03%
Brazil – 3.58%
Banco do Estado do Rio Grande do Sul	371,100	2,490,196
Braskem Class A	146,200	1,370,276
Centrais Elecricas Brasileiras Class B	229,499	3,231,512
Cia Vale do Rio Doce Class A	461,280	13,174,037
LA Fonte Participacoes	1,875,000	1,094,517
		21,360,538
Republic of Korea – 1.86%
=CJ	31,500	925,865
CJ CheilJedang	18,500	1,877,900
Hyundai Motor	76,342	3,061,362
Samsung Electronics	11,195	5,210,972
		11,076,099
Russia – 0.59%
Transneft	1,943	3,516,830
		3,516,830
Total Preferred Stock (cost $25,311,067)		35,953,467

Exchange Traded Funds – 0.30%
iShares MSCI Taiwan Index Fund	107,700	1,803,975
Total Exchange Traded Funds (cost $1,602,576)		1,803,975

Participation Notes – 0.71%
India – 0.71%
=Lehman CW12 Hindalco Industries	976,000	4,232,778
Total Participation Notes (cost $3,694,594)		4,232,778

	Principal
	Amount (U.S.$)
≠Discount Note – 0.76%
Federal Home Loan Bank 3.997% 10/1/07	$4,540,000	4,540,000
Total Discount Note (cost $4,540,000)		4,540,000

Total Value of Securities – 100.65%
(cost $477,170,223)		600,039,506

Liabilities Net of Receivables and Other Assets (See Notes) – (0.65%)		(3,888,264)
Net Assets Applicable to 22,333,670 Shares Outstanding – 100.00%		$596,151,242

†Non-income producing security for the period ended September 30, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2007, the aggregate amount of Rule 144A securities equaled $7,691,599, which represented 1.29% of Series’ net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2007, the aggregate amount of fair valued securities equaled $14,651,888, which represented 2.46% of the Series’ net assets. See Note 1 in "Notes."
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield as of the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
NVDR – Non-Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Emerging Markets Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$477,246,756
Aggregate unrealized appreciation	130,149,088
Aggregate unrealized depreciation	(7,356,338)
Net unrealized appreciation	$122,792,750

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at September 30, 2007.

4. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of September 30, 2007, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

5. Change in Custodian
On October 17, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Growth Opportunities Series

September 30, 2007

	Number of
	Shares	Value
Common Stock– 100.73%²
Basic Industry/Capital Goods – 11.35%
Allegheny Technologies	8,900	$978,555
Joy Global	14,800	752,728
Manitowoc	21,000	929,880
†Mettler-Toledo International	6,700	683,400
Oshkosh Truck	10,500	650,685
Roper Industries	10,400	681,200
*Trinity Industries	22,700	852,158
		5,528,606
Business Services – 5.90%
Dun & Bradstreet	6,400	631,104
Expeditors International Washington	15,600	737,880
†Fiserv	14,100	717,126
Paychex	19,200	787,200
		2,873,310
Consumer Durables – 1.67%
†Activision	37,800	816,102
		816,102
Consumer Non-Durables – 12.53%
*†Amazon.com	6,800	633,420
American Eagle Outfitters	18,500	486,735
†Coach	30,600	1,446,462
†Dick's Sporting Goods	15,200	1,020,680
*Flowers Foods	22,350	487,230
*†J Crew Group	12,400	514,600
Nordstrom	17,900	839,331
†Urban Outfitters	30,900	673,620
		6,102,078
Consumer Services – 6.81%
Host Hotels & Resorts	20,239	454,163
International Game Technology	18,200	784,420
Marriott International Class A	11,400	495,558
Starwood Hotels & Resorts Worldwide	13,300	807,975
*†Wynn Resorts	4,900	772,044
		3,314,160
Energy – 9.88%
*†Geophysique-Veritas ADR	18,200	1,184,638
*†Helix Energy Solutions Group	15,400	653,884
Helmerich & Payne	13,700	449,771
†National Oilwell Varco	11,100	1,603,950
*Smith International	12,800	913,920
		4,806,163
Financials – 7.85%
*†Affiliated Managers Group	6,000	765,060
*†E Trade Financial	12,000	156,720
†IntercontinentalExchange	1,600	243,040
*Legg Mason	5,100	429,879
*Lehman Brothers Holdings	10,800	666,684
†Oaktree Capital Group	11,000	404,250
*People's United Financial	31,200	539,136
T. Rowe Price Group	4,900	272,881
*Zions Bancorp	5,000	343,350
		3,821,000
Health Care – 13.65%
*†Abraxis BioScience	46,600	1,063,878
†Barr Pharmaceuticals	14,900	847,959
Bausch & Lomb	13,500	864,000
†DaVita	9,600	606,528
†Express Scripts	5,000	279,100
*†Hologic	2,900	176,900

*†Invitrogen	6,000	490,380
*Manor Care	5,300	341,320
†Medco Health Solutions	10,000	903,900
*Omnicare	11,300	374,369
†Regeneron Pharmaceuticals	25,300	450,340
†Sepracor	9,100	250,250
		6,648,924
Technology – 28.73%
†American Tower Class A	15,400	670,516
†Atheros Communications	23,100	692,307
†Citrix Systems	25,200	1,016,064
†F5 Networks	27,400	1,019,006
*†Focus Media Holding ADR	10,700	620,814
L-3 Communications Holdings	6,300	643,482
†MEMC Electronic Materials	16,600	977,076
*†MetroPCS Communications	20,900	570,152
*†Microsemi	45,400	1,265,752
†NII Holdings	12,700	1,043,305
*†Nuance Communications	64,900	1,253,219
*†Riverbed Technology	20,400	823,956
†salesforce.com	17,300	887,836
Satyam Computer Services ADR	30,800	797,412
†Sina	11,800	564,630
†Varian Semiconductor Equipment Associates	16,100	861,672
*†VMware	3,300	280,500
		13,987,699
Transportation – 0.97%
*Hunt (J.B.) Transport Services	18,000	473,400
		473,400
Utilities – 1.39%
Alliant Energy	17,700	678,264
		678,264
Total Common Stock (cost $37,227,541)		49,049,706

Total Value of Securities Before Securities Lending Collateral – 100.73%
(cost $37,227,541)		49,049,706

	Principal
	Amount
Securities Lending Collateral** – 23.27%
Investment Companies
Mellon GSL DBT II Collateral Fund	$11,332,384	11,332,384
Total Securities Lending Collateral (cost $11,332,384)		11,332,384

Total Value of Securities – 124.00%
(cost $48,559,925)		60,382,090©

Obligation to Return Securities Lending Collateral** – (23.27%)		(11,332,384)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.73%)		(357,394)
Net Assets Applicable to 2,200,863 Shares Outstanding – 100.00%		$48,692,312

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended September 30, 2007.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $10,970,275 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust - Delaware VIP Growth Opportunities Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$48,656,343
Aggregate unrealized appreciation	12,706,231
Aggregate unrealized depreciation	(980,484)
Net unrealized appreciation	$11,725,747

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $4,767,587 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2010.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2007, the market value of securities on loan was $10,970,275, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of September 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Change in Custodian
On August 2, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15285, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP High Yield Series

September 30, 2007

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Commercial Mortgage-Backed Securities – 0.38%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43	$1,375,000	$1,350,206
Total Commercial Mortgage-Backed Securities (cost $1,395,571)		1,350,206

Corporate Bonds – 81.26%
Basic Industry – 7.55%
AK Steel 7.75% 6/15/12	1,350,000	1,373,625
Bowater 9.00% 8/1/09	370,000	349,650
Catalyst Paper 8.625% 6/15/11	3,565,000	2,798,525
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,850,000	2,002,625
Georgia-Pacific
7.70% 6/15/15	990,000	990,000
8.875% 5/15/31	1,965,000	1,979,738
9.50% 12/1/11	430,000	455,800
Hexion US Finance 9.75% 11/15/14	1,660,000	1,834,300
*#Ineos Group Holdings 144A 8.50% 2/15/16	1,015,000	976,938
Lyondell Chemical
8.00% 9/15/14	1,315,000	1,453,075
8.25% 9/15/16	445,000	503,963
10.50% 6/1/13	190,000	205,200
#Momentive Performance Materials 144A 9.75% 12/1/14	1,840,000	1,830,800
‡Port Townsend Paper 11.00% 8/15/12	914,400	914,400
Potlatch 13.00% 12/1/09	2,000,000	2,264,578
#Sappi Papier Holding 144A 6.75% 6/15/12	3,945,000	3,875,922
#Steel Dynamics 144A 6.75% 4/1/15	725,000	703,250
Tube City IMS 9.75% 2/1/15	1,200,000	1,179,000
Verso Paper Hodings 9.125% 8/1/14	905,000	936,675
Witco 6.875% 2/1/26	580,000	477,050
		27,105,114
Brokerage – 1.63%
E Trade Financial 8.00% 6/15/11	1,295,000	1,295,000
#HUB International Holdings 144A 10.25% 6/15/15	670,000	626,450
LaBranche
*9.50% 5/15/09	1,985,000	1,975,075
11.00% 5/15/12	1,920,000	1,934,400
		5,830,925
Capital Goods – 4.67%
*Berry Plastics Holding 8.875% 9/15/14	1,950,000	2,003,625
CPG International 10.50% 7/1/13	1,275,000	1,281,375
*Graham Packaging 9.875% 10/15/14	1,050,000	1,044,750
Graphic Packaging International 8.50% 8/15/11	1,340,000	1,370,150
*Greenbrier 8.375% 5/15/15	295,000	295,738
*#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	1,280,000	1,312,000
Interface 10.375% 2/1/10	2,125,000	2,252,500
Intertape Polymer 8.50% 8/1/14	1,160,000	1,084,600
#Mueller Water Products 144A 7.375% 6/1/17	185,000	172,975
•NXP BV Funding 8.11% 10/15/13	900,000	839,250
*Smurfit-Stone Container Enterprises 8.00% 3/15/17	1,115,000	1,101,063
Trimas 9.875% 6/15/12	3,901,000	3,998,524
		16,756,550
Consumer Cyclical – 9.14%
Carrols 9.00% 1/15/13	2,455,000	2,344,525
*Ford Motor 7.45% 7/16/31	3,275,000	2,587,250
Ford Motor Credit
7.375% 10/28/09	1,450,000	1,422,475
7.80% 6/1/12	1,775,000	1,690,164
•8.11% 1/13/12	750,000	709,314
General Motors
*6.375% 5/1/08	2,200,000	2,183,500
*8.375% 7/15/33	5,425,000	4,780,780

GMAC
*4.375% 12/10/07	1,500,000	1,492,772
6.875% 9/15/11	4,273,000	4,069,891
6.875% 8/28/12	2,460,000	2,309,778
Lear 8.75% 12/1/16	3,840,000	3,628,800
Neiman Marcus Group PIK 9.00% 10/15/15	1,475,000	1,578,250
NPC International 9.50% 5/1/14	1,700,000	1,555,500
*#OSI Restaurant Partners 144A 10.00% 6/15/15	1,525,000	1,357,250
#TRW Automotive 144A
7.00% 3/15/14	575,000	560,625
*7.25% 3/15/17	535,000	524,300
		32,795,174
Consumer Non-Cyclical – 3.52%
American Achievement 8.25% 4/1/12	455,000	455,000
*Chiquita Brands International 8.875% 12/1/15	1,565,000	1,416,325
*Constellation Brands 8.125% 1/15/12	1,275,000	1,303,688
Cott Beverages USA 8.00% 12/15/11	1,800,000	1,782,000
National Beef Packing 10.50% 8/1/11	1,590,000	1,621,800
*Pilgrim's Pride 8.375% 5/1/17	4,370,000	4,479,250
#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20	1,135,000	1,194,656
*Smithfield Foods 7.75% 7/1/17	375,000	386,250
		12,638,969
Energy – 10.00%
AmeriGas Partners 7.125% 5/20/16	838,000	819,145
Chesapeake Energy
6.375% 6/15/15	1,225,000	1,208,156
6.625% 1/15/16	595,000	595,000
Compton Petroleum Finance 7.625% 12/1/13	3,635,000	3,525,949
#Dynergy Holdings 144A 7.75% 6/1/19	3,568,000	3,429,739
El Paso
6.875% 6/15/14	1,535,000	1,556,860
*7.00% 6/15/17	1,825,000	1,862,203
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	975,000	1,006,483
#Energy Partners 144A 9.75% 4/15/14	890,000	858,850
Ferrellgas Finance Escrow 6.75% 5/1/14	335,000	328,300
Geophysique-Veritas
7.50% 5/15/15	215,000	222,525
7.75% 5/15/17	890,000	921,150
#Hilcorp Energy I 144A
7.75% 11/1/15	2,325,000	2,284,313
9.00% 6/1/16	1,475,000	1,511,875
Inergy Finance
6.875% 12/15/14	810,000	785,700
8.25% 3/1/16	375,000	389,063
Kinder Morgan Finance 5.35% 1/5/11	100,000	97,827
#Lukoil International Finance 144A
6.356% 6/7/17	110,000	105,875
6.656% 6/7/22	110,000	104,346
Mariner Energy 8.00% 5/15/17	1,200,000	1,179,000
Massey Energy 6.625% 11/15/10	430,000	422,475
#OPTI Canada 144A
7.875% 12/15/14	700,000	703,500
8.25% 12/15/14	290,000	293,625
PetroHawk Energy 9.125% 7/15/13	1,825,000	1,934,500
Plains Exploration & Production 7.00% 3/15/17	985,000	925,900
#Regency Energy Partners 144A 8.375% 12/15/13	1,152,000	1,212,480
Seitel 9.75% 2/15/14	1,550,000	1,472,500
#Stallion Oilfield Services 144A 9.75% 2/1/15	850,000	827,688
TNK-BP Finance 6.625% 3/20/17	965,000	898,193
Whiting Petroleum 7.25% 5/1/13	1,755,000	1,719,900
Williams 7.50% 1/15/31	2,575,000	2,684,437
		35,887,557
Finance & Investments – 1.23%
*#Algoma Acquisition 144A 9.875% 6/15/15	600,000	537,000
Leucadia National 8.125% 9/15/15	1,900,000	1,921,375
#TemirBank 144A 9.50% 5/21/14	670,000	584,575
Unum Group 5.859% 5/15/09	50,000	50,706
#USI Holdings 144A 9.75% 5/15/15	1,225,000	1,105,563
#Wimar Opco 144A 9.625% 12/15/14	283,000	220,740
		4,419,959

Media – 8.19%
*CCH I Holdings 13.50% 1/15/14	2,739,000	2,697,915
Charter Communications Holdings 13.50% 1/15/11	4,225,000	4,251,405
Dex Media West 9.875% 8/15/13	1,575,000	1,683,281
Idearc 8.00% 11/15/16	3,355,000	3,363,388
Insight Midwest 9.75% 10/1/09	665,000	667,494
#LBI Media 144A 8.50% 8/1/17	925,000	925,000
Mediacom Capital 9.50% 1/15/13	3,845,000	3,912,288
#Quebecor World 144A
7.75% 3/15/16	1,785,000	1,711,369
9.75% 1/15/15	3,615,000	3,479,438
RH Donnelley
*8.875% 1/15/16	900,000	921,375
#144A 8.875% 10/15/17	1,610,000	1,642,200
*#Univision Communications PIK 144A 9.75% 3/15/15	1,880,000	1,842,400
WMG Acquisition 7.375% 4/15/14	2,640,000	2,310,000
		29,407,553
Real Estate – 1.39%
BF Saul REIT 7.50% 3/1/14	2,625,000	2,454,375
Host Marriott 7.125% 11/1/13	1,620,000	1,640,250
Rouse 7.20% 9/15/12	875,000	882,312
		4,976,937
Services Cyclical – 11.83%
Aramark
8.50% 2/1/15	3,500,000	3,587,500
•8.856% 2/1/15	30,000	30,450
#Cardtronics 144A 9.25% 8/15/13	1,750,000	1,684,375
Corrections Corporation of America 7.50% 5/1/11	720,000	729,000
FTI Consulting 7.625% 6/15/13	3,550,000	3,656,499
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	2,230,000	2,308,050
*Gaylord Entertainment 8.00% 11/15/13	1,725,000	1,757,344
Global Cash Access 8.75% 3/15/12	760,000	790,400
*Harrah's Operating 6.50% 6/1/16	995,000	812,188
Hertz 8.875% 1/1/14	3,390,000	3,508,649
Kansas City Southern de Mexico 9.375% 5/1/12	2,350,000	2,473,375
Kansas City Southern Railway 9.50% 10/1/08	1,100,000	1,128,875
Majestic Star Casino 9.50% 10/15/10	2,450,000	2,364,250
Mandalay Resort Group
9.375% 2/15/10	625,000	657,813
9.50% 8/1/08	1,475,000	1,515,563
#Mobile Services Group 144A 9.75% 8/1/14	1,150,000	1,155,750
#Penhall International 144A 12.00% 8/1/14	1,175,000	1,192,625
#Pokagon Gaming Authority 144A 10.375% 6/15/14	4,135,000	4,558,837
Rental Services 9.50% 12/1/14	3,000,000	2,879,999
Seabulk International 9.50% 8/15/13	865,000	927,713
Station Casinos 6.625% 3/15/18	1,865,000	1,571,263
Wheeling Island Gaming 10.125% 12/15/09	2,775,000	2,795,812
Williams Scotsman 8.50% 10/1/15	350,000	386,750
		42,473,080
Services Non-Cyclical – 6.05%
Allied Waste North America
7.375% 4/15/14	865,000	873,650
7.875% 4/15/13	1,680,000	1,743,000
Casella Waste Systems 9.75% 2/1/13	2,995,000	3,069,875
#Community Health Systems 144A 8.875% 7/15/15	3,445,000	3,556,962
CRC Health 10.75% 2/1/16	445,000	469,475
Geo Sub 11.00% 5/15/12	1,450,000	1,442,750
#HCA PIK 144A 9.625% 11/15/16	3,135,000	3,354,450
Health Net 6.375% 6/1/17	440,000	425,186
*HealthSouth 10.75% 6/15/16	2,375,000	2,511,563
Omnicare 6.875% 12/15/15	1,525,000	1,418,250
#Universal Hospital Services PIK 144A 8.50% 6/1/15	1,150,000	1,144,250
US Oncology 10.75% 8/15/14	1,660,000	1,722,250
		21,731,661
Technology & Electronics – 1.42%
Freescale Semiconductor 8.875% 12/15/14	2,200,000	2,134,000
*MagnaChip Semiconductor 8.00% 12/15/14	780,000	542,100
Solectron Global Finance 8.00% 3/15/16	1,215,000	1,321,313
*Sungard Data Systems 10.25% 8/15/15	1,055,000	1,107,750
		5,105,163

Telecommunications – 10.27%
‡Allegiance Telecom 11.75% 2/15/08	565,000	295,213
American Tower
7.125% 10/15/12	1,700,000	1,746,750
#144A 7.00% 10/15/17	1,650,000	1,668,563
#Broadview Networks Holdings 144A 11.375% 9/1/12	1,555,000	1,621,088
•Centennial Communications 11.11% 1/1/13	1,560,000	1,614,600
Citizens Communications
7.125% 3/15/19	2,430,000	2,405,699
9.25% 5/15/11	230,000	250,700
Cricket Communications 9.375% 11/1/14	1,785,000	1,820,700
#Digicel 144A 9.25% 9/1/12	1,945,000	2,008,212
•#Hellas Telecommunications Luxembourg II 144A 11.11% 1/15/15	1,720,000	1,672,700
Hughes Network Systems/Finance 9.50% 4/15/14	2,560,000	2,591,999
☐Inmarsat Finance 10.375% 11/15/12	3,890,000	3,744,124
*Intelsat 7.625% 4/15/12	985,000	847,100
#MetroPCS Wireless 144A 9.25% 11/1/14	3,400,000	3,485,000
NTL Cable 9.125% 8/15/16	1,340,000	1,396,950
*#PAETEC Holding 144A 9.50% 7/15/15	1,475,000	1,482,375
Qwest
7.50% 10/1/14	1,425,000	1,489,125
•8.944% 6/15/13	1,100,000	1,179,750
Rural Cellular
9.875% 2/1/10	1,685,000	1,769,250
•11.106% 11/1/12	475,000	486,875
Time Warner Telecom Holdings 9.25% 2/15/14	900,000	938,250
Triton PCS 8.50% 6/1/13	575,000	604,469
Windstream 8.125% 8/1/13	1,655,000	1,750,163
		36,869,655
Utilities – 4.36%
AES
7.75% 3/1/14	990,000	1,009,800
#144A 8.75% 5/15/13	745,000	783,181
Avista 9.75% 6/1/08	680,000	702,681
#Calpine 144A 8.496% 7/15/09	1,177,692	1,242,465
Elwood Energy 8.159% 7/5/26	1,913,904	1,945,478
Midwest Generation 8.30% 7/2/09	928,322	944,568
Mirant Americas Generation 8.30% 5/1/11	2,400,000	2,436,000
Mirant North America 7.375% 12/31/13	1,810,000	1,846,200
NRG Energy 7.375% 2/1/16	3,150,000	3,165,750
Orion Power Holdings 12.00% 5/1/10	1,440,000	1,584,000
		15,660,123
Total Corporate Bonds (cost $291,961,357)		291,658,420

«Senior Secured Loans – 6.26%
AlixPartners 0.00% 10/12/13	890,000	868,863
Aramark
7.08% 1/26/14	303,638	298,373
7.485% 1/26/14	21,362	20,992
BNY ConvergEx Group 7.39% 9/29/13	1,235,714	1,198,643
Building Materials 8.256% 2/22/14	1,575,000	1,461,474
Coffeyville Resources
5.26% 12/28/10	154,701	150,189
8.365% 12/28/13	795,299	772,100
Ford Motor 8.36% 11/29/13	1,313,192	1,277,079
Freescale Semiconductor 7.37% 12/1/13	1,450,000	1,391,094
General Motors 7.745% 11/17/13	746,250	726,396
Goodyear Tire 7.10% 4/30/10	775,000	756,594
Idearc 7.35% 11/1/14	423,932	417,376
Jarden 7.67% 1/24/12	1,000,000	975,750
Macdermid 7.45% 4/12/14	270,000	261,900
Michaels Stores 7.625% 10/11/13	354,108	344,039
NE Energy 7.87% 11/1/13	250,000	243,333
Spirit Finance 8.36% 5/23/13	750,000	698,438
Surgical Care Affiliates 8.31% 12/29/14	324,188	307,978
Talecris Biotherapeutics 2nd Lien 11.85% 12/6/14	1,075,000	1,085,750
Telesat Canada 9.00% 2/14/08	2,500,000	2,399,999
Time Warner Telecom Holdings 7.62% 1/7/13	175,000	171,555
Travelpor Investor Tranche 8.13% 8/1/13	1,185,725	1,156,823
Tribune 8.698% 5/30/14	525,000	479,981

Univision Communications 7.60% 9/15/14	1,900,000	1,802,624
*Wimar Opco Finance 7.86% 1/3/12	575,000	558,291
Wind Acquisition PIK 12.61% 12/7/11	2,615,179	2,654,405
Total Senior Secured Loans (cost $22,923,492)		22,480,039
U.S. Treasury Obligation – 1.24%
*U.S. Treasury Notes 4.75% 8/15/17	4,370,000	4,430,092
Total U.S. Treasury Obligation (cost $4,375,804)		4,430,092

	Number of
	Shares
Common Stock – 0.59%
†Adelphia Recovery Trust Series Arahova	1,226,549	576,478
@=†PAvado Brands	1,813	0
†Century Communications	2,820,000	2,115
†Foster Wheeler	1	115
†Mirant	827	33,642
@=†PPort Townsend	1,905	1,188,720
†Time Warner Cable Class A	9,651	316,553
†USGen	475,000	0
Total Common Stock (cost $2,318,510)		2,117,623

Convertible Preferred Stock– 0.24%
General Motors 5.25% exercise price $64.90, expiration date 3/6/32	39,700	845,213
Total Convertible Preferred Stock (cost $794,235)		845,213
Warrants – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	850	0
Total Warrants (cost $72,431)		0

	Principal
	Amount
≠Discount Note – 3.96%
Federal Home Loan Bank 4.001% 10/1/07	$14,225,723	14,225,723
Total Discount Note (cost $14,225,723)		14,225,723
Repurchase Agreements – 8.56%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $30,730,240,
collateralized by $14,024,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $13,902,171,
$2,303,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $2,316,983, $1,601,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $1,609,555,
$5,622,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $5,694,526 and $7,614,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $7,847,060)	30,720,000	30,720,000
Total Repurchase Agreements (cost $30,720,000)		30,720,000

Total Value of Securities Before Securities Lending Collateral – 102.49%
(cost $368,787,123)		367,827,316

Securities Lending Collateral** – 11.93%
Investment Companies
Mellon GSL DBT II Collateral Fund	42,821,636	42,821,636
Total Securities Lending Collateral (cost $42,821,636)		42,821,636

Total Value of Securities – 114.42%
(cost $411,608,759)		410,648,952©

Obligation to Return Securities Lending Collateral** – (11.93%)		(42,821,636)
Liabilities Net of Receivables and Other Assets (See Notes) – (2.49%)		(8,921,027)
Net Assets Applicable to 59,602,816 Shares Outstanding – 100.00%		$358,906,289

*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $41,862,562 of securities loaned.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2007, the aggregate amount of Rule 144A securities equaled $71,791,314, which represented 20.00% of the Series’ net assets. See Note 5 in “Notes.”
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2007, the aggregate amount of the restricted securities equaled $1,188,720, or 0.33% of the Series’ net assets. See Note 5 in “Notes.”

†Non-income producing security for the period ended September 30, 2007.
‡Non-income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of September 30, 2007.
☐Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At September 30, 2007, the aggregate amount of fair valued securities equaled $1,188,720, which represented 0.33% of the Series’ net assets. See Note 1 in "Notes."
@Illiquid security. At September 30, 2007, the aggregate amount of illiquid securities equaled $1,188,720, which represented 0.33% of the Series’ net assets. See Note 5 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Swap Contracts1
Credit Default Swap Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Amount	Payments	Date	Depreciation
Protection Sold:
Resident Capital 1yr CDS	$925,000	8.75%	9/20/08	$(43,196)
				$(43,196)

The use of swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust–Delaware VIP High Yield Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities and credit default swap contracts are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$412,173,789
Aggregate unrealized appreciation	5,224,093
Aggregate unrealized depreciation	(6,748,930)
Net unrealized depreciation	$ (1,524,837)

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $42,615,340 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $19,963,415 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2007, the value of the securities on loan was $41,862,562, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2007, the Series entered into CDS contracts as a seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized gain or losses on swap contracts. Upon payment, such amounts are recorded as realized gain or losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

5. Credit and Market Risk
The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of investments.

6. Change in Custodian
On August 9, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15285, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP International Value Equity Series

September 30, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock– 99.51%Δ
Australia – 3.72%
Coca-Cola Amatil	412,134	$3,291,920
Telstra	462,071	1,787,984
Telstra - Receipt	444,115	1,127,275
		6,207,179
Belgium – 1.93%
Dexia	106,417	3,223,184
		3,223,184
Canada – 3.07%
†CGI Group Class A	446,749	5,116,355
		5,116,355
Denmark – 2.28%
Novo Nordisk Class B	31,591	3,812,952
		3,812,952
Finland – 2.62%
Nokia	115,201	4,379,615
		4,379,615
France – 15.61%
*AXA	78,099	3,494,765
Cia de Saint-Gobain	33,396	3,485,505
*Lafarge	22,650	3,509,275
Lagardere	35,414	3,014,367
Publicis Groupe	77,752	3,197,616
*Sanofi-Aventis	47,427	4,015,923
Total	65,732	5,344,703
		26,062,154
Germany – 5.07%
Bayerische Motoren Werke	65,560	4,239,706
Metro	46,764	4,217,189
		8,456,895
Hong Kong – 3.79%
Esprit Holdings	216,493	3,439,336
*Techtronic Industries	2,540,359	2,895,294
		6,334,630
Japan – 19.55%
Asahi Glass	272,000	3,658,715
Canon	58,680	3,203,235
Don Quijote	196,000	4,052,758
*Fujitsu	387,000	2,735,887
Honda Motor	66,800	2,244,889
Mitsubishi UFJ Financial Group	265	2,330,228
*NGK Spark Plug	97,000	1,507,444
*Nissan Motor	319,700	3,203,680
*Ono Pharmaceutical	61,500	3,298,276
Round One	1,151	2,545,307
Terumo	76,300	3,852,864
		32,633,283
Mexico – 3.31%
*Cemex ADR	84,998	2,543,140
*Telefonos de Mexico ADR	90,916	2,988,409
		5,531,549
Netherlands – 5.15%
ING Groep CVA	99,304	4,408,241
Koninklijke Philips Electronics	92,685	4,183,143
		8,591,384
Republic of Korea – 1.93%
Kookmin Bank	38,654	3,218,359
		3,218,359

Sweden – 2.43%
Nordea Bank	232,447	4,050,900
		4,050,900
Switzerland – 1.97%
Novartis	59,679	3,293,854
		3,293,854
Taiwan – 2.04%
Chunghwa Telecom ADR	184,200	3,404,016
		3,404,016
United Kingdom – 25.04%
AstraZeneca	72,453	3,631,763
BP	387,358	4,497,522
†British Airways	392,742	3,079,531
Greggs	17,419	1,714,920
HBOS	151,424	2,833,175
Kesa Electricals	610,080	3,435,652
National Grid	212,400	3,406,949
Royal Bank of Scotland Group	303,164	3,259,458
Standard Chartered	108,238	3,540,978
Tomkins	622,352	2,893,577
Travis Perkins	81,388	2,572,669
Vodafone Group	1,065,920	3,849,144
WPP Group	227,719	3,086,599
		41,801,937
Total Common Stock (cost $142,966,661)		166,118,246

Total Value of Securities Before Securities Lending Collateral – 99.51%
(cost $142,966,661)		166,118,246

	Principal
	Amount
Securities Lending Collateral** – 13.99%
Investment Companies
Mellon GSL DBT II Collateral Fund	$23,361,147	23,361,147
Total Securities Lending Collateral (cost $23,361,147)		23,361,147

Total Value of Securities – 113.50%
(cost $166,327,808)		189,479,393©

Obligation to Return Securities Lending Collateral**– (13.99%)		(23,361,147)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.49%		820,161
Net Assets Applicable to 10,939,365 Shares Outstanding – 100.00%		$166,938,407

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended September 30, 2007.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $22,094,270 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2007:

Foreign Currency Exchange Contracts1

			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Depreciation
JPY (224,464,947)	USD 1,940,395	10/01/07	(14,117)
			$(14,117)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP International Value Equity Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30,2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$166,800,041
Aggregate unrealized appreciation	30,414,584
Aggregate unrealized depreciation	(7,735,232)
Net unrealized appreciation	$22,679,352

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2007, the market value of the securities on loan was $22,094,270, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. As of September 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

6. Change in Custodian
On August 2, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15285, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP REIT Series

September 30, 2007

	Number of
	Shares	Value
Common Stock – 97.34%
Diversified REITs – 5.88%
Vornado Realty Trust	319,201	$34,904,629
		34,904,629
Health Care REITs – 6.82%
*HCP	252,100	8,362,157
*Health Care REIT	256,600	11,351,984
Nationwide Health Properties	114,700	3,455,911
*Ventas	417,500	17,284,500
		40,454,552
Hotel REITs – 6.14%
Ashford Hospitality Trust	483,400	4,858,170
Hersha Hospitality Trust	589,290	5,833,971
*Host Hotels & Resorts	1,147,596	25,752,054
		36,444,195
Industrial REITs – 7.78%
AMB Property	315,655	18,879,326
*ProLogis	410,993	27,269,385
		46,148,711
Mall REITs – 15.62%
*General Growth Properties	459,846	24,656,943
*Macerich	223,900	19,609,162
*Simon Property Group	484,699	48,469,900
		92,736,005
Manufactured Housing REITs – 1.32%
Equity Lifestyle Properties	151,500	7,847,700
		7,847,700
Multifamily REITs – 16.08%
*Apartment Investment & Management	247,400	11,165,162
*Archstone-Smith Trust	346,300	20,826,483
*AvalonBay Communities	146,674	17,316,332
*BRE Properties	230,400	12,886,272
*Equity Residential	387,600	16,418,736
*Essex Property Trust	69,208	8,136,785
*Home Properties	82,200	4,289,196
*Post Properties	113,100	4,376,970
		95,415,936
Office REITs – 11.93%
*Alexandria Real Estate Equities	126,396	12,166,879
Boston Properties	259,900	27,003,610
Highwoods Properties	153,300	5,621,511
*Kilroy Realty	121,100	7,342,293
*SL Green Realty	160,037	18,687,520
		70,821,813
Office/Industrial REITs – 2.30%
*Digital Realty Trust	259,700	10,229,583
*PS Business Parks	60,200	3,422,370
		13,651,953
Real Estate Operating Companies – 5.26%
Brookfield Properties	265,800	6,618,420
Hilton Hotels	124,900	5,806,601
*Marriott International Class A	134,400	5,842,368
Starwood Hotels & Resorts Worldwide	213,150	12,948,863
		31,216,252
Self-Storage Reits – 4.90%
*Extra Space Storage	217,200	3,342,708
*Public Storage	327,400	25,750,010
		29,092,718
Shopping Center REITs – 11.57%
*Developers Diversified Realty	114,278	6,384,712

*Equity One	160,300	4,360,160
*Federal Realty Investment Trust	172,489	15,282,525
*Kimco Realty	448,700	20,285,727
*Kite Realty Group Trust	384,696	7,232,285
*Regency Centers	197,339	15,145,768
		68,691,177
Specialty REIT – 1.74%
*Plum Creek Timber	230,500	10,317,180
		10,317,180
Total Common Stock (cost $578,503,629)		577,742,821
	Principal
	Amount
≠Discount Note – 0.91%
Federal Home Loan Bank 4.001% 10/1/07	$5,427,802	5,427,802
Total Discount Note (cost $5,427,802)		5,427,802

Repurchase Agreements – 1.98%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $11,726,908,
collateralized by $5,352,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $5,305,181,
$879,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $884,179, $611,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $614,219,
$2,145,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $2,173,077 and $2,906,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $2,994,501)	11,723,000	11,723,000
Total Repurchase Agreements (cost $11,723,000)		11,723,000

Total Value of Securities Before Securities Lending Collateral – 100.23%
(cost $595,654,431)		594,893,623

Securities Lending Collateral** – 22.56%
Investment Companies
Mellon GSL DBT II Collateral Fund	133,892,083	133,892,083
Total Securities Lending Collateral (cost $133,892,083)		133,892,083

Total Value of Securities – 122.79%
(cost $729,546,514)		728,785,706©

Obligation to Return Securities Lending Collateral** – (22.56%)		(133,892,083)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.23%)		(1,367,288)
Net Assets Applicable to 33,005,273 Shares Outstanding – 100.00%		$593,526,335

*Fully or partially on loan.
**See Note 3 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
©Includes $130,215,414 of securities loaned.

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP REIT Series (Series).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$732,977,226
Aggregate unrealized appreciation	23,399,606
Aggregate unrealized depreciation	(27,591,126)
Net unrealized depreciation	$(4,191,520)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2007, the value of the securities on loan was $130,215,414, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of September 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Change in Custodian
On August 2, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15285, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Select Growth Series

September 30, 2007

	Number of
	Shares	Value
Common Stock – 99.58%
Basic Industry/Capital Goods – 0.63%
Praxair	1,300	$108,888
		108,888
Business Services – 15.27%
Corporate Executive Board	5,500	408,320
Equifax	4,400	167,728
Expeditors International Washington	7,700	364,210
†Global Cash Access Holdings	27,900	295,461
Paychex	4,000	164,000
†Research in Motion	11,150	1,098,833
Reuters Group	11,500	151,405
		2,649,957
Consumer Durables – 0.93%
*†Select Comfort	11,600	161,820
		161,820
Consumer Non-Durables – 10.21%
*†NetFlix	33,400	692,048
†Peet's Coffee & Tea	8,800	245,608
Staples	6,000	128,940
†Starbucks	5,300	138,860
Walgreen	3,900	184,236
*Whole Foods Market	7,800	381,888
		1,771,580
Consumer Services – 21.84%
†eBay	14,400	561,888
Heartland Payment Systems	17,300	444,610
IHOP	12,600	797,958
International Game Technology	5,000	215,500
Jackson Hewitt Tax Service	6,500	181,740
†MGM MIRAGE	2,200	196,768
Strayer Education	1,300	219,219
Weight Watchers International	20,372	1,172,612
		3,790,295
Energy – 0.41%
EOG Resources	1,000	72,330
		72,330
Financials – 11.46%
*†Affiliated Managers Group	350	44,629
Bank of New York Mellon	3,241	143,058
CME Group	350	205,573
†IntercontinentalExchange	6,000	911,399
NYMEX Holdings	1,600	208,288
optionsXpress Holdings	18,200	475,748
		1,988,695
Health Care – 14.68%
†Abiomed	9,000	111,870
Allergan	9,300	599,571
†Genentech	8,200	639,764
UnitedHealth Group	18,700	905,641
†Zimmer Holdings	3,600	291,564
		2,548,410
Technology – 24.15%
†Apple	1,100	168,894
Blackbaud	6,800	171,632
†Crown Castle International	10,000	406,300
†Google Class A	750	425,453
†Intuit	24,500	742,350
†j2 Global Communications	10,300	337,119
†NAVTEQ	1,400	109,158
QUALCOMM	23,300	984,658

†SanDisk	2,300	126,730
Seagate Technology	27,600	706,008
*†VMware	150	12,750
		4,191,052
Total Common Stock (cost $13,318,739)		17,283,027

	Principal
	Amount
≠Discount Note – 0.19%
Federal Home Loan Bank 4.001% 10/1/07	$33,011	33,011
Total Discount Note (cost $33,011)		33,011

Repurchase Agreements – 0.42%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $73,024,
collateralized by $33,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $33,036,
$5,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $5,506, $4,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $3,825,
$13,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $13,532 and $18,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $18,647)	73,000	73,000
Total Repurchase Agreements (cost $73,000)		73,000

Total Value of Securities Before Securities Lending Collateral – 100.19%
(cost $13,424,750)		17,389,038

Securities Lending Collateral** – 7.82%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,357,050	1,357,050
Total Securities Lending Collateral (cost $1,357,050)		1,357,050

Total Value of Securities – 108.01%
(cost $14,781,800)		18,746,088©

Obligation to Return Securities Lending Collateral** – (7.82%)		(1,357,050)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.19%)		(32,964)
Net Assets Applicable to 1,544,597 Shares Outstanding – 100.00%		$17,356,074

†Non-income producing security for the period ended September 30, 2007.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
© Includes $1,313,736 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Select Growth Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	$14,830,077
Aggregate unrealized appreciation	4,180,935
Aggregate unrealized depreciation	(264,924)
Net unrealized appreciation	$ 3,916,011

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $49,109,321 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,054,443 expires in 2008; $30,958,389 expires in 2009; $10,812,739 expires in 2010; and $3,283,750 expires in 2011.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2007, the value of the securities on loan was $1,313,736, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of September 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Change in Custodian
On August 2, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15285, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Small Cap Value Series

September 30, 2007

	Number of
	Shares	Value
Common Stock– 97.50%
Basic Industry/Capital Goods – 10.54%
*Albemarle	357,000	$15,779,400
*Arch Coal	229,500	7,743,330
*Bowater	491,900	7,339,148
†Crown Holdings	611,000	13,906,360
*Cytec Industries	190,100	13,000,939
FMC	303,400	15,782,868
*†Griffon	196,930	2,973,643
*Hercules	280,600	5,898,212
*Quanex	295,300	13,873,194
*Texas Industries	119,100	9,349,350
†Trimas	118,900	1,577,803
*Valspar	338,300	9,205,143
		116,429,390
Business Services – 2.31%
Brink's	256,700	14,344,396
*†United Stationers	200,800	11,148,416
		25,492,812
Capital Spending – 8.63%
*Actuant Class A	255,600	16,606,332
*†Casella Waste Systems	292,400	3,666,696
†Gardner Denver	292,900	11,423,100
Harsco	256,400	15,196,828
*Insteel Industries	309,600	4,752,360
*Mueller Industries	251,700	9,096,438
Mueller Water Products Class B	271,584	2,987,424
Timken	271,900	10,101,085
*Wabtec	365,200	13,680,392
*Walter Industries	290,000	7,801,000
		95,311,655
Consumer Cyclical – 0.93%
*MDC Holdings	250,200	10,243,188
		10,243,188
Consumer Services – 13.60%
*Belo Class A	329,500	5,720,120
*Borders Group	515,100	6,866,283
*Brunswick	293,100	6,700,266
*Cato Class A	516,100	10,549,084
*†CEC Entertainment	275,100	7,391,937
*†Dollar Tree Stores	295,000	11,959,300
*Men's Wearhouse	243,400	12,296,568
*Meredith	199,200	11,414,160
*PETsMART	269,400	8,593,860
*Ross Stores	376,600	9,656,024
*Ruby Tuesday	623,600	11,436,824
*Stage Stores	532,625	9,709,754
*Thor Industries	176,800	7,954,232
*Tuesday Morning	39,600	356,004
†Warnaco Group	231,800	9,056,426
*Wolverine World Wide	354,850	9,722,890
*†Zale	471,800	10,917,452
		150,301,184
Consumer Staples – 2.53%
*American Greetings Class A	333,100	8,793,840
*†Constellation Brands Class A	386,200	9,349,902
Del Monte Foods	936,400	9,832,200
		27,975,942
Energy – 6.74%
*†Grey Wolf	1,001,800	6,561,790
*†Hercules Offshore	370,190	9,665,661

*†Newfield Exploration	295,600	14,236,096
*Southwest Gas	313,700	8,874,573
*†W-H Energy Services	253,600	18,703,000
†Whiting Petroleum	369,300	16,415,385
		74,456,505
Financial Services – 17.93%
*Bank of Hawaii	319,800	16,901,430
*BankUnited Financial Class A	522,000	8,111,880
Berkley (W.R.)	489,043	14,490,344
*Boston Private Financial Holdings	485,400	13,513,536
*Colonial BancGroup	757,800	16,383,636
East West Bancorp	146,700	5,275,332
*First Midwest Bancorp	256,200	8,751,792
Hancock Holding	103,700	4,156,296
Harleysville Group	266,400	8,519,472
Independent Bank	176,000	5,227,200
Infinity Property & Casualty	226,500	9,109,830
*NBT Bancorp	245,600	5,339,344
Platinum Underwriters Holdings	421,000	15,139,160
Protective Life	263,300	11,174,452
*Provident Bankshares	416,200	13,039,546
*Selective Insurance Group	608,400	12,946,752
*StanCorp Financial Group	261,900	12,966,669
*Sterling Financial	505,520	13,603,543
*†Triad Guaranty	178,600	3,388,042
		198,038,256
Health Care – 7.42%
*†AMERIGROUP	273,000	9,413,040
*†Community Health Systems	220,900	6,945,096
*Owens & Minor	353,700	13,472,433
†Pediatrix Medical Group	236,200	15,452,204
Service International	1,250,300	16,128,870
*STERIS	422,500	11,546,925
Universal Health Services Class B	164,900	8,973,858
		81,932,426
Real Estate – 4.42%
*Ashford Hospitality Trust	633,000	6,361,650
*Brandywine Realty Trust	504,433	12,767,199
*Education Realty Trust	324,800	4,384,800
*Highwoods Properties	308,900	11,327,363
*Washington Real Estate Investment Trust	423,000	14,035,140
		48,876,152
Technology – 14.88%
Acxiom	308,200	6,099,278
*†BEA Systems	518,000	7,184,660
*†Bell Microproducts	536,200	3,335,164
*†Brocade Communications Systems	768,300	6,576,648
*†Checkpoint Systems	420,100	11,086,439
†Cirrus Logic	1,179,900	7,551,360
*†CommScope	179,900	9,038,176
*†Compuware	1,487,800	11,932,156
*†Emulex	629,900	12,075,183
*†Entegris	719,300	6,243,524
*†Insight Enterprises	364,400	9,405,164
*†Parametric Technology	763,000	13,291,460
†Premiere Global Services	491,050	6,211,783
*QAD	358,500	3,104,610
*†Sybase	391,300	9,050,769
*†Sykes Enterprises	579,400	9,623,834
*†Synopsys	490,500	13,282,740
*Technitrol	270,600	7,292,670
*†Vishay Intertechnology	921,100	12,001,933
		164,387,551
Transportation – 4.06%
*Alexander & Baldwin	283,800	14,226,894
*†Kirby	356,200	15,722,668
*†Saia	169,400	2,800,182
*SkyWest	312,200	7,858,074
*†YRC Worldwide	154,700	4,226,404
		44,834,222

Utilities – 3.51%
*Black Hills	174,100	7,141,582
†El Paso Electric	435,900	10,082,367
*FairPoint Communications	275,600	5,197,816
*Otter Tail	203,900	7,269,035
*PNM Resources	390,650	9,094,332
		38,785,132
Total Common Stock (cost $890,321,014)		1,077,064,415
	Principal
	Amount
≠Discount Note– 0.79%
Federal Home Loan Bank 4.001% 10/1/07	$8,700,888	8,700,888
Total Discount Note (cost $8,700,888)		8,700,888

Repurchase Agreements– 1.70%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $18,797,264,
collateralized by $8,578,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $8,503,766,
$1,409,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $1,417,266, $979,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $984,543,
$3,439,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $3,483,263 and $4,657,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $4,799,938)	18,791,000	18,791,000
Total Repurchase Agreements (cost $18,791,000)		18,791,000

Total Value of Securities Before Securities Lending Collateral – 99.99%
(cost $917,812,902)		1,104,556,303©

Securities Lending Collateral** – 22.12%
Investment Companies
Mellon GSL DBT II Collateral Fund	244,359,779	244,359,779
Total Securities Lending Collateral (cost $244,359,779)		244,359,779

Total Value of Securities – 122.11%
(cost $1,162,172,681)		1,348,916,082

Obligation to Return Securities Lending Collateral** – (22.12%)		(244,359,779)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.01%		93,156
Net Assets Applicable to 35,925,056 Shares Outstanding – 100.00%		$1,104,649,459

*Fully or partially on loan.
**See Note 3 in "Notes."
© Includes $234,793,980 of securities loaned.
†Non-income producing security for the period ended September 30, 2007.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Small Cap Value Series (Series).

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other –Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,162,353,015
Aggregate unrealized appreciation	244,265,802
Aggregate unrealized depreciation	(57,702,735)
Net unrealized appreciation	$ 186,563,067

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2007, the market value of securities on loan was $234,793,980, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in large companies for a number of reasons, which may include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of September 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Change in Custodian
On August 2, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15285, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Trend Series

September 30, 2007
	Number of
	Shares	Value
Common Stock – 92.70%²

Basic Industry/Capital Goods – 12.27%
*AMCOL International	115,900	$3,835,131
*Bucyrus International Class A	138,650	10,111,745
†Haynes International	88,900	7,589,393
*†Hexcel	319,900	7,264,929
*Kaydon	123,200	6,405,168
†Mettler-Toledo International	77,600	7,915,200
†Middleby	115,300	7,441,462
MSC Industrial Direct Class A	159,200	8,053,928
*UAP Holding	255,600	8,015,616
		66,632,572
Business Services – 4.61%
†Advisory Board	145,200	8,489,844
†Concur Technologies	101,800	3,208,736
*†Geo Group	207,100	6,132,231
*†Monster Worldwide	171,400	5,837,884
*†PRA International	46,900	1,378,860
		25,047,555
Consumer Durables – 0.34%
*†THQ	73,100	1,826,038
		1,826,038
Consumer Non-Durables – 14.04%
*†Bare Escentuals	171,100	4,255,257
†Coach	346,100	16,360,147
*†Crocs	169,600	11,405,600
*†Dick's Sporting Goods	220,900	14,833,435
*†DSW Class A	102,600	2,582,442
*†J Crew Group	146,700	6,088,050
*†lululemon athletica	38,500	1,618,155
*†Under Armour Class A	168,500	10,079,670
*†Zumiez	203,100	9,011,547
		76,234,303
Consumer Services – 4.85%
*†Cenveo	456,000	9,863,280
*†Sonic	185,064	4,330,498
*†Texas Roadhouse Class A	335,900	3,930,030
*†Wynn Resorts	52,100	8,208,876
		26,332,684
Energy – 5.49%
*Carbo Ceramics	148,650	7,541,015
†Core Laboratories	55,200	7,031,928
*†Helix Energy Solutions Group	197,500	8,385,850
†ION Geophysical	180,900	2,501,847
†North American Energy Partners	252,300	4,354,698
		29,815,338
Financials – 8.98%
Delphi Financial Group Class A	135,950	5,495,099
Hanover Insurance Group	137,200	6,062,868
†Investment Technology Group	154,600	6,644,708
*KKR Financial Holdings	182,800	3,080,180
†Meruelo Maddux Properties	306,900	1,813,779
†Nasdaq Stock Market	123,400	4,649,712
*†Signature Bank	85,700	3,019,211
*Waddell & Reed Financial Class A	334,700	9,046,941
Webster Financial	100,300	4,224,636
Whitney Holding	178,600	4,711,468
		48,748,602
Health Care – 14.25%
*†Abraxis BioScience	167,600	3,826,308

†ACADIA Pharmaceuticals	181,200	2,727,060
*†Align Technology	255,600	6,474,348
*†Cepheid	271,500	6,190,200
†CollaGenex Pharmaceuticals	149,600	1,343,408
*†Conceptus	247,500	4,697,550
*†Hologic	31,900	1,945,900
*†LifeCell	233,400	8,768,838
*†Martek Biosciences	104,200	3,024,926
*†Medarex	424,100	6,005,256
†Nektar Therapeutics	253,800	2,241,054
*†PDL BioPharma	84,200	1,819,562
*†Progenics Pharmaceuticals	201,400	4,452,954
*†Regeneron Pharmaceuticals	223,300	3,974,740
*†Techne	9,000	567,720
*†United Therapeutics	190,600	12,682,523
*†Wright Medical Group	248,800	6,672,816
		77,415,163
Technology – 26.69%
*†Atheros Communications	259,900	7,789,203
*†Equinix	76,100	6,749,309
*†F5 Networks	305,900	11,376,421
*†Foundry Networks	581,700	10,336,809
*†Informatica	565,400	8,876,780
*†Itron	82,400	7,668,968
*†Microsemi	445,200	12,412,176
*†Nuance Communications	725,500	14,009,404
*†Omniture	204,900	6,212,568
†Powerwave Technologies	412,200	2,539,152
*†Riverbed Technology	228,700	9,237,193
*†salesforce.com	196,600	10,089,512
*†Shutterfly	371,300	11,848,183
†Silicon Laboratories	201,600	8,418,816
†Solera Holdings	425,000	7,645,750
*†Varian Semiconductor Equipment Associates	181,850	9,732,612
		144,942,856
Transportation – 1.18%
*Hunt (J.B.) Transport Services	242,900	6,388,270
		6,388,270
Total Common Stock (cost $354,633,304)		503,383,381

	Principal
	Amount
≠Discount Note – 1.73%
Federal Home Loan Bank 4.001% 10/1/07	$9,421,128	9,421,128
Total Discount Note (cost $9,421,128)		9,421,128

Repurchase Agreements – 3.75%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $20,350,781,
collateralized by $9,287,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $9,206,568,
$1,525,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $1,534,398, $1,060,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $1,065,911,
$3,723,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $3,771,140 and $5,042,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $5,196,634)	20,344,000	20,344,000
Total Repurchase Agreements (cost $20,344,000)		20,344,000

Total Value of Securities Before Securities Lending Collateral – 98.18%
(cost $384,398,432)		533,148,509

Securities Lending Collateral** – 20.06%
Investment Companies
Mellon GSL DBT II Collateral Fund	108,956,568	108,956,568
Total Securities Lending Collateral (cost $108,956,568)		108,956,568

Total Value of Securities – 118.24%
(cost $493,355,000)		642,105,077©

Obligation to Return Securities Lending Collateral** – (20.06%)	(108,956,568)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.82%	9,885,488
Net Assets Applicable to 13,553,716 Shares Outstanding – 100.00%	$543,033,997

†Non-income producing securities for the period ended September 30, 2007.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $105,197,936 of securities loaned.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Trend Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	$494,401,136
Aggregate unrealized appreciation	155,643,616
Aggregate unrealized depreciation	(7,939,675)
Net unrealized appreciation	$147,703,941

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series hasa the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2007, the value of the securities on loan was $105,197,936, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of September 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Change in Custodian
On August 2, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15285, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP U.S. Growth Series

September 30, 2007
	Number of
	Shares	Value
Common Stock – 99.62%
Basic Industry/Capital Goods – 3.76%
Praxair	82,000	$6,868,320
		6,868,320
Business Services – 17.65%
Expeditors International Washington	125,000	5,912,500
*Paychex	135,000	5,535,000
†Research in Motion	110,000	10,840,500
*Reuters Group ADR	50,000	3,963,000
United Parcel Service Class B	80,000	6,008,000
		32,259,000
Consumer Non-Durables – 13.35%
Procter & Gamble	105,000	7,385,700
Staples	275,000	5,909,750
Walgreen	150,000	7,086,000
Wal-Mart Stores	92,000	4,015,800
		24,397,250
Consumer Services – 16.77%
†eBay	190,000	7,413,800
International Game Technology	165,000	7,111,500
†MGM MIRAGE	72,000	6,439,680
*Weight Watchers International	110,000	6,331,600
Western Union	160,000	3,355,200
		30,651,780
Financials – 8.15%
*CME Group	11,500	6,754,525
†IntercontinentalExchange	53,600	8,141,840
		14,896,365
Health Care – 16.94%
Allergan	115,000	7,414,050
*†Genentech	110,000	8,582,200
UnitedHealth Group	175,000	8,475,250
†Zimmer Holdings	80,000	6,479,200
		30,950,700
Technology – 23.00%
*†Crown Castle International	115,000	4,672,450
†Google Class A	17,000	9,643,590
*†Intuit	225,000	6,817,500
*QUALCOMM	230,000	9,719,799
*†SanDisk	75,000	4,132,500
Seagate Technology	275,000	7,034,500
		42,020,339
Total Common Stock (cost $154,566,200)		182,043,754

	Principal
	Amount
≠Discount Note – 0.41%
Federal Home Loan Bank 4.001% 10/1/07	$739,246	739,246
Total Discount Note (cost $739,246)		739,246

Repurchase Agreements – 0.87%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $1,597,532,
collateralized by $729,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $722,714,
$120,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $120,450, $83,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $83,674,
$292,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $296,034 and $396,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $407,935)	1,597,000	1,597,000

Total Repurchase Agreements (cost $1,597,000)		1,597,000

Total Value of Securities Before Securities Lending Collateral – 100.90%
(cost $156,902,446)		184,380,000

Securities Lending Collateral** – 5.39%
Investment Companies
Mellon GSL DBT II Collateral Fund	9,843,136	9,843,136
Total Securities Lending Collateral (cost $9,843,136)		9,843,136

Total Value of Securities – 106.29%
(cost $166,745,582)		194,223,136©

Obligation to Return Securities Lending Collateral** – (5.39%)		(9,843,136)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.90%)		(1,648,470)
Net Assets Applicable to 20,452,495 Shares Outstanding – 100.00%		$182,731,530

*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $9,611,811 of securities loaned.
†Non-income producing security for the period ended September 30, 2007.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP U.S. Growth Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$167,298,019
Aggregate unrealized appreciation	28,841,242
Aggregate unrealized depreciation	(1,916,125)
Net unrealized appreciation	$26,925,117

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $14,949,348 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $75,384 expires in 2008; $4,507,939 expires in 2009; $3,675,553 expires in 2010; $1,428,622 expires in 2011; $450,672 expires in 2012; and $4,811,178 expires in 2014.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2007, the value of the securities on loan was $9,611,811, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of September 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Change in Custodian
On August 2, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15285, became the Series’ custodian.

Schedule of Investments (Unaudited)

Delaware VIP Trust–Delaware VIP Value Series

September 30, 2007
	Number of
	Shares	Value
Common Stock – 99.65%
Consumer Discretionary – 8.89%
Gap	1,132,100	$20,875,924
*Limited Brands	893,800	20,459,082
Mattel	859,300	20,159,178
		61,494,184
Consumer Staples – 8.81%
Heinz (H.J.)	443,000	20,466,600
*Kimberly-Clark	311,100	21,857,886
Safeway	562,200	18,614,442
		60,938,928
Energy – 6.28%
Chevron	233,600	21,860,288
ConocoPhillips	246,400	21,626,528
		43,486,816
Financials – 23.86%
Allstate	374,700	21,429,093
Chubb	372,400	19,975,536
Discover Financial Services	894,700	18,609,760
Hartford Financial Services Group	231,500	21,425,325
Huntington Bancshares	1,172,300	19,905,654
Morgan Stanley	342,200	21,558,601
Wachovia	421,900	21,158,285
*Washington Mutual	595,000	21,009,450
		165,071,704
Health Care – 17.08%
Abbott Laboratories	363,600	19,496,232
Baxter International	380,600	21,420,168
Bristol-Myers Squibb	692,900	19,969,378
Merck	398,800	20,613,972
Pfizer	817,500	19,971,525
Wyeth	374,700	16,692,885
		118,164,160
Industrials – 5.79%
Donnelley (R.R.) & Sons	508,200	18,579,792
Waste Management	570,100	21,515,574
		40,095,366
Information Technology – 16.30%
Hewlett-Packard	443,900	22,101,781
Intel	986,300	25,505,718
*International Business Machines	195,200	22,994,560
Motorola	1,195,500	22,152,615
†Xerox	1,156,700	20,057,178
		112,811,852
Materials – 2.93%
*duPont (E.I.) deNemours	409,100	20,274,996
		20,274,996
Telecommunications – 6.63%
AT&T	525,824	22,247,613
Verizon Communications	534,100	23,649,948
		45,897,561
Utilities – 3.08%
*Progress Energy	454,300	21,283,955
		21,283,955
Total Common Stock (cost $564,207,299)		689,519,522

	Principal
	Amount
≠Discount Note – 0.09%
Federal Home Loan Bank 4.001% 10/1/07	$601,199	601,199
Total Discount Note (cost $601,199)		601,199

Repurchase Agreements – 0.19%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $1,298,433,
collateralized by $593,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $587,403,
$97,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $97,899, $68,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $68,008,
$238,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $240,609 and $322,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $331,559)	1,298,000	1,298,000
Total Repurchase Agreements (cost $1,298,000)		1,298,000

Total Value of Securities Before Securities Lending Collateral – 99.93%
(cost $566,106,498)		691,418,721

Securities Lending Collateral** – 16.43%
Investment Companies
Mellon GSL DBT II Collateral Fund	113,690,252	113,690,252
Total Securities Lending Collateral (cost $113,690,252)		113,690,252

Total Value of Securities – 116.36%
(cost $679,796,750)		805,108,973©

Obligation to Return Securities Lending Collateral** – (16.43%)		(113,690,252)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.07%		498,519
Net Assets Applicable to 30,172,768 Shares Outstanding – 100.00%		$691,917,240

*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $110,372,362 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.
†Non-income producing security for the period ended September 30, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Value Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective June 29, 2007, the Series adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September, 2007, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$681,095,654
Aggregate unrealized appreciation	137,105,873
Aggregate unrealized depreciation	(13,092,554)
Net unrealized appreciation	$124,013,319

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $3,436,856 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,956,870 expires in 2009 and $1,479,986 expires in 2010.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continue to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series have the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series record security lending income net of such allocation.

At September 30, 2007, the value of the securities on loan was $110,372,362, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. As of September 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Change in Custodian
On August 2, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15258, became the Series’ custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: